WASATCH CORE GROWTH FUND (WGROX / WIGRX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.3%

	Airlines 1.4%
341,521	Allegiant Travel Co.	$37,297,508

	Application Software 15.5%
446,532	Avalara, Inc.*	59,428,944
224,065	DocuSign, Inc.*	38,586,234
563,971	Five9, Inc.*	62,414,670
369,092	Guidewire Software, Inc.*	40,913,848
200,752	HubSpot, Inc.*	45,038,711
1,401,108	Medallia, Inc.*	35,363,966
488,711	Paylocity Holding Corp.*	71,298,048
541,724	Q2 Holdings, Inc.*	46,474,502

		399,518,923

	Asset Management & Custody Banks 4.4%
746,888	Cohen & Steers, Inc.	50,825,729
933,119	Hamilton Lane, Inc., Class A	62,864,227

		113,689,956

	Auto Parts & Equipment 1.0%
298,290	Fox Factory Holding Corp.*	24,641,737

	Automotive Retail 3.5%
1,375,149	Camping World Holdings, Inc., Class A	37,349,047
944,095	Monro, Inc.	51,868,579

		89,217,626

	Biotechnology 1.5%
354,522	Ligand Pharmaceuticals, Inc.*	39,653,286

	Building Products 2.9%
567,387	Trex Co., Inc.*	73,800,027

	Commercial Printing 1.0%
343,269	Cimpress plc*	26,205,156

	Commodity Chemicals 2.3%
3,003,376	Valvoline, Inc.	58,055,258

	Data Processing & Outsourced Services 2.8%
571,161	Euronet Worldwide, Inc.*	54,728,647
111,211	WEX, Inc.*	18,350,927

		73,079,574

	Distributors 3.3%
313,505	Pool Corp.	85,232,604

	Diversified Banks 0.6%
9,399,239	City Union Bank Ltd. (India)	15,131,135

	Electronic Equipment & Instruments 1.9%
464,503	Novanta, Inc.*	49,594,985

	Electronic Manufacturing Services 2.2%
890,409	Fabrinet*	55,579,330

	Financial Exchanges & Data 1.9%
347,998	Morningstar, Inc.	49,057,278

	General Merchandise Stores 1.8%
474,625	Ollie’s Bargain Outlet Holdings, Inc.*	46,347,131

	Health Care Equipment 0.6%
337,951	Cantel Medical Corp.	14,947,573

WASATCH CORE GROWTH FUND (WGROX / WIGRX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Facilities 3.2%
1,150,917	Ensign Group, Inc. (The)	$48,165,877
646,000	Pennant Group, Inc. (The)*	14,599,600
245,971	U.S. Physical Therapy, Inc.	19,928,570

		82,694,047

	Health Care Supplies 1.5%
511,537	Neogen Corp.*	39,695,271

	Home Improvement Retail 2.3%
1,023,045	Floor & Decor Holdings, Inc., Class A*	58,978,544

	Homebuilding 0.6%
239,274	Installed Building Products, Inc.*	16,457,266

	Industrial Machinery 9.2%
1,558,279	Altra Industrial Motion Corp.	49,646,769
1,271,580	Barnes Group, Inc.	50,303,705
1,009,773	Helios Technologies, Inc.	37,614,044
495,634	Kadant, Inc.	49,394,885
377,455	RBC Bearings, Inc.*	50,594,068

		237,553,471

	Industrial REITs 2.0%
3,524,702	Monmouth Real Estate Investment Corp.	51,072,932

	IT Consulting & Other Services 1.8%
179,529	EPAM Systems, Inc.*	45,243,103

	Leisure Facilities 1.2%
513,482	Planet Fitness, Inc., Class A*	31,101,605

	Leisure Products 1.3%
783,230	YETI Holdings, Inc.*	33,467,418

	Life Sciences Tools & Services 5.5%
450,552	ICON plc* (Ireland)	75,899,990
694,880	Medpace Holdings, Inc.*	64,637,738

		140,537,728

	Managed Health Care 1.7%
736,075	HealthEquity, Inc.*	43,185,520

	Regional Banks 3.4%
1,178,382	Bank OZK	27,656,626
888,762	Eagle Bancorp, Inc.	29,106,955
1,050,428	Webster Financial Corp.	30,052,745

		86,816,326

	Research & Consulting Services 1.4%
1,567,060	Clarivate plc*	34,992,450

	Semiconductors 2.5%
269,805	Monolithic Power Systems, Inc.	63,943,785

	Specialized REITs 1.7%
1,518,644	National Storage Affiliates Trust	43,524,337

	Specialty Chemicals 1.3%
355,726	Balchem Corp.	33,744,168

	Specialty Stores 3.3%
495,790	Five Below, Inc.*	53,004,909
1,036,249	National Vision Holdings, Inc.*	31,626,319

		84,631,228

WASATCH CORE GROWTH FUND (WGROX / WIGRX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Systems Software 4.1%
438,772	CyberArk Software Ltd.* (Israel)	$43,556,897
560,561	Proofpoint, Inc.*	62,289,538

		105,846,435

	Trading Companies & Distributors 1.2%
278,588	SiteOne Landscape Supply, Inc.*	31,750,674

	Trucking 1.5%
222,714	Old Dominion Freight Line, Inc.	37,770,067

	Total Common Stocks (cost $1,875,807,617)	2,554,055,462

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.1%

	Repurchase Agreement 1.1%
$27,632,047	Repurchase Agreement dated 6/30/20, 0.00% due 7/1/20 with Fixed Income Clearing Corp. collateralized by $26,937,700 of United States Treasury Notes 1.250% due 8/31/24; value: $28,184,701; repurchase proceeds: $27,632,047 (cost $27,632,047)	$27,632,047

	Total Short-Term Investments (cost $27,632,047)	27,632,047

	Total Investments (cost $1,903,439,664) 100.4%§	2,581,687,509
	Liabilities less Other Assets (0.4%)	(10,689,560)

	NET ASSETS 100.0%	$2,570,997,949

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 0.59%.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At June 30, 2020, Wasatch Core Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
India	0.6
Ireland	3.0
Israel	1.7
United States	94.7

Total	100.0%

WASATCH EMERGING INDIA FUND (WAINX / WIINX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 101.3%

	Apparel, Accessories & Luxury Goods 2.9%
26,351	Page Industries Ltd. (India)	$6,928,144

	Brewers 3.0%
527,854	United Breweries Ltd. (India)	7,247,195

	Commodity Chemicals 5.1%
1,442,284	Berger Paints India Ltd. (India)	9,447,742
352,291	Gulf Oil Lubricants India Ltd. (India)	2,677,856

		12,125,598

	Consumer Finance 12.0%
624,554	Bajaj Finance Ltd. (India)	23,482,135
640,805	SBI Cards & Payment Services Ltd. (India)	5,367,013

		28,849,148

	Department Stores 3.9%
1,150,669	Trent Ltd. (India)	9,473,357

	Diversified Banks 11.5%
2,165,710	City Union Bank Ltd. (India)	3,486,415
972,876	HDFC Bank Ltd. (India)	13,681,976
576,840	Kotak Mahindra Bank Ltd. (India)	10,349,590

		27,517,981

	Diversified Chemicals 3.8%
501,664	Pidilite Industries Ltd. (India)	9,122,026

	Food Retail 3.3%
256,446	Avenue Supermarts Ltd.* (India)	7,863,081

	Health Care Services 4.3%
495,154	Dr. Lal PathLabs Ltd. (India)	10,262,160

	Industrial Conglomerates 2.5%
23,629	3M India Ltd.* (India)	5,886,503

	Industrial Machinery 2.2%
2,710,153	Elgi Equipments Ltd. (India)	5,242,548

	Interactive Media & Services 4.6%
304,402	Info Edge India Ltd. (India)	11,108,740

	Internet & Direct Marketing Retail 1.7%
259,312	MakeMyTrip Ltd.* (India)	3,972,660

	IT Consulting & Other Services 9.1%
426,645	Larsen & Toubro Infotech Ltd. (India)	11,059,965
882,442	Mindtree Ltd. (India)	10,842,079

		21,902,044

	Life & Health Insurance 2.5%
1,056,152	ICICI Prudential Life Insurance Co. Ltd. (India)	5,945,521

	Life Sciences Tools & Services 5.7%
455,178	Divi’s Laboratories Ltd. (India)	13,736,586

	Packaged Foods & Meats 4.9%
243,402	Britannia Industries Ltd. (India)	11,641,095

	Personal Products 1.2%
21,672	Procter & Gamble Hygiene & Health Care Ltd. (India)	2,915,445

	Property & Casualty Insurance 4.7%
662,849	ICICI Lombard General Insurance Co. Ltd. (India)	11,156,168

WASATCH EMERGING INDIA FUND (WAINX / WIINX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Regional Banks 4.7%
1,590,265	AU Small Finance Bank Ltd. (India)	$11,341,866

	Specialty Chemicals 2.2%
232,627	Asian Paints Ltd. (India)	5,199,496

	Thrifts & Mortgage Finance 5.5%
458,583	Aavas Financiers Ltd.* (India)	8,040,749
215,457	Housing Development Finance Corp. Ltd. (India)	5,027,962

		13,068,711

	Total Common Stocks (cost $202,267,860)	242,506,073

	Total Investments (cost $202,267,860) 101.3%§	242,506,073
	Liabilities less Other Assets (1.3%)	(3,007,339)

	NET ASSETS 100.0%	$239,498,734

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 99.60%. See Notes to Schedules of Investments.

At June 30, 2020, Wasatch Emerging India Fund’s investments were in the following countries:

COUNTRY	%
India	100.0

Total	100.0%

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.1%

	Airport Services 1.2%
85,926	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B (Mexico)	$620,281

	Apparel, Accessories & Luxury Goods 1.5%
2,871	Page Industries Ltd. (India)	754,837

	Application Software 4.7%
16,240	Globant S.A.* (Argentina)	2,433,564

	Consumer Finance 6.9%
96,426	Bajaj Finance Ltd. (India)	3,625,448

	Department Stores 1.4%
89,195	Trent Ltd. (India)	734,335

	Diversified Banks 8.3%
154,013	HDFC Bank Ltd. (India)	2,165,952
567,364	PT Bank Central Asia Tbk (Indonesia)	1,135,182
51,382	TCS Group Holding plc GDR (Russia)	1,043,141

		4,344,275

	Diversified Chemicals 1.6%
44,514	Pidilite Industries Ltd. (India)	809,422

	Drug Retail 3.8%
98,266	Raia Drogasil S.A. (Brazil)	1,998,894

	Electrical Components & Equipment 4.8%
1,288	Amara Raja Batteries Ltd. (India)	11,090
59,661	Voltronic Power Technology Corp. (Taiwan)	1,719,139
84,601	WEG S.A. (Brazil)	787,344

		2,517,573

	General Merchandise Stores 1.5%
57,900	Magazine Luiza S.A. (Brazil)	762,865

	Health Care Equipment 2.5%
317,339	Microport Scientific Corp. (Hong Kong)	1,280,227

	Health Care Technology 1.5%
51,900	Ping An Healthcare & Technology Co. Ltd.* (China)	795,707

	Human Resource & Employment Services 2.1%
15,427	51job, Inc. ADR* (China)	1,107,504

	Industrial Machinery 2.6%
139,000	Techtronic Industries Co. Ltd. (Hong Kong)	1,375,342

	Interactive Home Entertainment 3.7%
18,045	Sea Ltd. ADR* (Singapore)	1,935,146

	Interactive Media & Services 3.0%
24,425	Tencent Holdings Ltd. (China)	1,565,102

	Internet & Direct Marketing Retail 11.9%
5,304	Alibaba Group Holding Ltd. ADR* (China)	1,144,073
31,797	MakeMyTrip Ltd.* (India)	487,130
3,601	MercadoLibre, Inc.*	3,549,758
40,408	Trip.com Group Ltd. ADR* (China)	1,047,375

		6,228,336

	IT Consulting & Other Services 2.7%
53,591	Larsen & Toubro Infotech Ltd. (India)	1,389,245

	Life & Health Insurance 2.2%
110,272	Discovery Ltd. (South Africa)	666,144

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
85,892	ICICI Prudential Life Insurance Co. Ltd. (India)	$483,522

		1,149,666

	Life Sciences Tools & Services 2.4%
69,500	Wuxi Biologics Cayman, Inc.* (China)	1,275,714

	Managed Health Care 1.6%
75,100	Hapvida Participacoes e Investimentos S.A. (Brazil)	858,566

	Packaged Foods & Meats 5.4%
23,851	Britannia Industries Ltd. (India)	1,140,713
435,393	Vitasoy International Holdings Ltd. (Hong Kong)	1,673,522

		2,814,235

	Personal Products 1.7%
798	LG Household & Health Care Ltd. (South Korea)	894,406

	Pharmaceuticals 1.8%
71,640	Jiangsu Hengrui Medicine Co. Ltd., Class A (China)	936,266

	Property & Casualty Insurance 3.9%
90,201	ICICI Lombard General Insurance Co. Ltd. (India)	1,518,140
134,840	Qualitas Controladora S.A.B. de C.V. (Mexico)	530,337

		2,048,477

	Regional Banks 1.1%
80,528	AU Small Finance Bank Ltd. (India)	574,331

	Semiconductors 9.2%
33,297	ASPEED Technology, Inc. (Taiwan)	1,409,968
51,959	Silergy Corp. (Taiwan)	3,403,745

		4,813,713

	Specialized Finance 1.3%
160,160	Chailease Holding Co. Ltd. (Taiwan)	682,779

	Specialty Chemicals 2.1%
47,766	Asian Paints Ltd. (India)	1,067,628

	Thrifts & Mortgage Finance 0.7%
20,124	Aavas Financiers Ltd.* (India)	352,852

	Total Common Stocks (cost $35,457,829)	51,746,736

	PREFERRED STOCKS 1.3%

	Diversified Banks 1.3%
94,031	Banco Davivienda S.A., 3.31% (Colombia)	700,604

	Total Preferred Stocks (cost $886,979)	700,604

	Total Investments (cost $36,344,808) 100.4%§	52,447,340
	Liabilities less Other Assets (0.4%)	(216,694)

	NET ASSETS 100.0%	$52,230,646

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 66.02%.

ADR American Depositary Receipt.

GDR Global Depositary Receipt.

See Notes to Schedules of Investments.

At June 30, 2020, Wasatch Emerging Markets Select Fund’s investments were in the following countries:

COUNTRY	%
Argentina	4.6
Brazil	8.4
China	15.0
Colombia	1.3
Hong Kong	8.2
India	28.8
Indonesia	2.2
Mexico	2.2
Russia	2.0
Singapore	3.7
South Africa	1.3
South Korea	1.7
Taiwan	13.8
United States	6.8

Total	100.0%

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.1%

	Airport Services 1.8%
1,374,525	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.* (Mexico)	$6,388,675

	Application Software 4.1%
95,972	Globant S.A.* (Argentina)	14,381,404

	Commodity Chemicals 2.5%
1,347,747	Berger Paints India Ltd. (India)	8,828,473

	Consumer Finance 6.0%
265,148	Bajaj Finance Ltd. (India)	9,969,100
2,110,475	Muangthai Capital Public Co. Ltd. (Thailand)	3,550,747
2,414,829	Srisawad Corp. Public Co. Ltd. * (Thailand)	4,023,738
4,601,345	Unifin Financiera S.A.B de C.V. * (Mexico)	3,445,328

		20,988,913

	Data Processing & Outsourced Services 0.9%
601,660	Network International Holdings plc* (United Kingdom)	3,293,675

	Department Stores 1.2%
215,946	Poya International Co. Ltd. (Taiwan)	4,267,414

	Distillers & Vintners 1.5%
608,057	Sichuan Swellfun Co. Ltd. Class A (China)	5,384,779

	Diversified Banks 3.2%
1,704,936	City Union Bank Ltd. (India)	2,744,650
408,104	TCS Group Holding plc GDR (Russia)	8,285,198

		11,029,848

	Diversified Chemicals 1.7%
322,860	Pidilite Industries Ltd. (India)	5,870,737

	Drug Retail 4.9%
481,648	Clicks Group Ltd. (South Africa)	5,847,516
559,110	Raia Drogasil S.A. (Brazil)	11,373,227

		17,220,743

	Electrical Components & Equipment 5.2%
193,755	Amara Raja Batteries Ltd. (India)	1,668,210
573,694	Voltronic Power Technology Corp. (Taiwan)	16,531,065

		18,199,275

	Electronic Equipment & Instruments 1.6%
1,096,616	Chroma ATE, Inc. (Taiwan)	5,675,196

	General Merchandise Stores 4.6%
1,210,266	Magazine Luiza S.A. (Brazil)	15,945,930

	Health Care Equipment 3.5%
1,176,000	AK Medical Holdings Ltd. (China)	3,748,773
2,055,076	Microport Scientific Corp. (Hong Kong)	8,290,707

		12,039,480

	Health Care Facilities 1.6%
16,606,200	Cleopatra Hospital* (Egypt)	5,411,934

	Health Care Services 2.5%
427,496	Dr. Lal PathLabs Ltd. (India)	8,859,935

	Home Improvement Retail 1.3%
41,666,224	PT Ace Hardware Indonesia Tbk * (Indonesia)	4,412,365

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Hotels, Resorts & Cruise Lines 1.4%
139,457	Huazhu Group Ltd. ADR (China)	$4,887,968

	Human Resource & Employment Services 3.7%
120,668	51job, Inc. ADR* (China)	8,662,756
189,249	HeadHunter Group plc ADR (Russia)	4,424,641

		13,087,397

	Industrial Conglomerates 1.6%
22,180	3M India Ltd.* (India)	5,525,526

	Insurance Brokers 2.2%
1,773,285	TQM Corp. Public Co. Ltd. (Thailand)	7,659,421

	Interactive Media & Services 2.4%
231,533	Info Edge India Ltd. (India)	8,449,484

	Internet & Direct Marketing Retail 1.6%
183,648	MakeMyTrip Ltd.* (India)	2,813,487
118,000	momo.com, Inc. (Taiwan)	2,869,448

		5,682,935

	IT Consulting & Other Services 4.7%
335,075	Larsen & Toubro Infotech Ltd. (India)	8,686,186
625,061	Mindtree Ltd. (India)	7,679,781

		16,365,967

	Packaged Foods & Meats 4.8%
135,161	Britannia Industries Ltd. (India)	6,464,294
2,687,755	Vitasoy International Holdings Ltd. (Hong Kong)	10,330,935

		16,795,229

	Pharmaceuticals 0.0%
13,017,213	China Animal Healthcare Ltd.* *** §§ (China)	16,795

	Property & Casualty Insurance 5.1%
631,929	ICICI Lombard General Insurance Co. Ltd. (India)	10,635,765
1,819,584	Qualitas Controladora S.A.B. de C.V. (Mexico)	7,156,579

		17,792,344

	Regional Banks 4.5%
850,219	AU Small Finance Bank Ltd. (India)	6,063,813
34,167,900	PT Bank BTPN Syariah Tbk (Indonesia)	7,655,253
782,362	Regional S.A.B. de C.V.* (Mexico)	2,093,038

		15,812,104

	Semiconductors 15.2%
233,374	ASPEED Technology, Inc. (Taiwan)	9,882,272
98,262	LEENO Industrial, Inc. (South Korea)	9,302,844
174,735	Parade Technologies Ltd. (Taiwan)	5,856,763
364,143	Silergy Corp. (Taiwan)	23,854,382
408,000	Win Semiconductors Corp. (Taiwan)	4,165,710

		53,061,971

	Systems Software 1.8%
72,533	Douzone Bizon Co. Ltd. (South Korea)	6,197,258

	Thrifts & Mortgage Finance 1.0%
195,327	Aavas Financiers Ltd.* (India)	3,424,845

	Total Common Stocks (cost $207,928,298)	342,958,020

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	PREFERRED STOCKS 1.9%

	Personal Products 1.9%
10,702	LG Household & Health Care Ltd., 1.52% (South Korea)	$6,483,356

	Total Preferred Stocks (cost $5,002,852)	6,483,356

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.1%

	Repurchase Agreement 0.1%
$196,495	Repurchase Agreement dated 6/30/20, 0.00% due 7/1/20 with Fixed Income Clearing Corp. collateralized by $188,500 of United States Treasury Notes 1.375% due 8/31/26; value: $200,448; repurchase proceeds: $196,495 (cost $196,495)	$196,495

	Total Short-Term Investments (cost $196,495)	196,495

	Total Investments (cost $213,127,645) 100.1%§	349,637,871
	Liabilities less Other Assets (0.1%)	(203,666)

	NET ASSETS 100.0%	$349,434,205

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 70.74%.

§§The aggregate value of illiquid holdings at June 30, 2020, amounts to approximately $16,795, and represents 0.00% of net assets.

ADR American Depositary Receipt.

GDR Global Depositary Receipt.

See Notes to Schedules of Investments.

At June 30, 2020, Wasatch Emerging Markets Small Cap Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	4.1
Brazil	7.8
China	6.5
Egypt	1.5
Hong Kong	5.3
India	28.0
Indonesia	3.5
Mexico	5.5
Russia	3.6
South Africa	1.7
South Korea	6.3
Taiwan	20.9
Thailand	4.4
United Kingdom	0.9

Total	100.0%

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX / WIFMX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.6%

	Airport Services 1.9%
197,400	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.* (Mexico)	$917,498

	Application Software 4.8%
15,575	Globant S.A.* (Argentina)	2,333,914

	Asset Management & Custody Banks 2.5%
5,154,275	Vostok Emerging Finance Ltd.* (Sweden)	1,185,063

	Brewers 0.7%
48,450	Saigon Beer Alcohol Beverage Corp. (Vietnam)	328,591

	Consumer Finance 10.0%
289,466	ASA International Group plc* (United Kingdom)	475,248
52,874	Bajaj Finance Ltd. (India)	1,987,970
483,039	Delta Brac Housing Finance Corp. Ltd.§§ (Bangladesh)	525,120
189,600	Muangthai Capital Public Co. Ltd. (Thailand)	318,991
460,100	Srisawad Corp. Public Co. Ltd., Class A* (Thailand)	766,647
1,016,515	Unifin Financiera S.A.B. de C.V.* (Mexico)	761,131

		4,835,107

	Data Processing & Outsourced Services 1.2%
88,306	Fawry for Banking & Payment Technology Services S.A.E.* (Egypt)	90,877
84,933	Network International Holdings plc* (United Kingdom)	464,950

		555,827

	Diversified Banks 12.6%
521,520	Bank for Foreign Trade of Vietnam JSC (Vietnam)	1,824,879
125,235	Commercial International Bank S.A.E. (Egypt)	503,904
1,583	Credicorp Ltd. (Peru)	211,600
825,600	PT Bank Central Asia Tbk (Indonesia)	1,651,861
91,448	TCS Group Holding plc GDR (Russia)	1,856,548

		6,048,792

	Drug Retail 5.9%
41,251	Clicks Group Ltd. (South Africa)	500,814
114,300	Raia Drogasil S.A. (Brazil)	2,325,052

		2,825,866

	Electrical Components & Equipment 1.1%
56,100	WEG S.A. (Brazil)	522,098

	Food Retail 4.6%
312,400	CP ALL Public Co. Ltd. (Thailand)	684,789
595,704	Philippine Seven Corp. (Philippines)	1,542,314

		2,227,103

	General Merchandise Stores 2.6%
95,100	Magazine Luiza S.A. (Brazil)	1,252,996

	Health Care Distributors 1.1%
938,429	Ibnsina Pharma S.A.E. (Egypt)	530,756

	Health Care Facilities 5.4%
7,983,144	Cleopatra Hospital* (Egypt)	2,601,694

	Home Improvement Retail 0.7%
1,095,900	Wilcon Depot, Inc. (Philippines)	340,513

	Human Resource & Employment Services 1.0%
20,884	HeadHunter Group plc ADR (Russia)	488,268

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX / WIFMX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Hypermarkets & Super Centers 1.0%
14,351	InRetail Peru Corp. (Peru)	$487,934

	Insurance Brokers 5.2%
579,715	TQM Corp. Public Co. Ltd. (Thailand)	2,503,986

	Interactive Home Entertainment 6.5%
29,421	Sea Ltd. ADR* (Singapore)	3,155,108

	Internet & Direct Marketing Retail 13.6%
3,521	MercadoLibre, Inc.*	3,470,896
11,040	Naspers Ltd., Class N (South Africa)	2,028,935
11,040	Prosus N.V.* (Netherlands)	1,029,341

		6,529,172

	Life & Health Insurance 1.3%
106,702	Discovery Ltd. (South Africa)	644,578

	Property & Casualty Insurance 5.2%
639,028	Qualitas Controladora S.A.B. de C.V. (Mexico)	2,513,352

	Regional Banks 4.0%
109,881	AU Small Finance Bank Ltd. (India)	783,678
4,356,800	PT Bank BTPN Syariah Tbk (Indonesia)	976,133
69,400	Regional S.A.B. de C.V.* (Mexico)	185,664

		1,945,475

	Technology Distributors 3.2%
770,534	FPT Corp. (Vietnam)	1,526,431

	Wireless Telecommunication Services 3.5%
6,248,038	Safaricom plc (Kenya)	1,690,768

	Total Common Stocks (cost $43,337,943)	47,990,890

	PREFERRED STOCKS 2.8%

	Diversified Banks 2.8%
183,559	Banco Davivienda S.A., 3.31% (Colombia)	1,367,656

	Total Preferred Stocks (cost $2,032,420)	1,367,656

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.7%

	Repurchase Agreement 0.7%
$346,809	Repurchase Agreement dated 6/30/20, 0.00% due 7/1/20 with Fixed Income Clearing Corp. collateralized by $332,700 of United States Treasury Notes 1.375% due 8/31/26; value: $353,789; repurchase proceeds: $346,809 (cost $346,809)	$346,809

	Total Short-Term Investments (cost $346,809)	346,809

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX / WIFMX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments (continued)

Value
Total Investments (cost $45,717,172) 103.1%§	$49,705,355
Liabilities less Other Assets (3.1%)	(1,512,650)

NET ASSETS 100.0%	$48,192,705

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 42.29%.

§§The aggregate value of illiquid holdings at June 30,2020 amounted to approximately $525,120, and represented 1.09% of net assets.

ADR American Depositary Receipt.

GDR Global Depositary Receipt

See Notes to Schedules of Investments.

At June 30, 2020, Wasatch Frontier Emerging Small Countries Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	4.7
Bangladesh	1.1
Brazil	8.3
Colombia	2.8
Egypt	7.6
India	5.6
Indonesia	5.3
Kenya	3.4
Mexico	8.9
Netherlands	2.1
Peru	1.4
Philippines	3.8
Russia	4.7
Singapore	6.4
South Africa	6.4
Sweden	2.4
Thailand	8.7
United Kingdom	1.9
United States	7.0
Vietnam	7.5

Total	100.0%

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.7%

	Airlines 0.9%
10,330	Allegiant Travel Co.	$1,128,139

	Application Software 18.6%
26,111	Five9, Inc.*	2,889,704
27,196	Globant S.A.* (Argentina)	4,075,321
12,293	HubSpot, Inc.*	2,757,934
111,130	Infomart Corp. (Japan)	769,116
65,399	Medallia, Inc.*	1,650,671
17,441	Paylocity Holding Corp.*	2,544,467
15,948	Q2 Holdings, Inc.*	1,368,179
112,618	Systena Corp. (Japan)	1,495,831
145,144	Technology One Ltd. (Australia)	889,492
7,595	Tyler Technologies, Inc.*	2,634,554
28,885	Zendesk, Inc.*	2,557,189

		23,632,458

	Automotive Retail 1.0%
22,052	Monro, Inc.	1,211,537

	Biotechnology 2.5%
98,143	Abcam plc (United Kingdom)	1,621,049
16,524	Esperion Therapeutics, Inc.*	847,846
84,584	Sangamo Therapeutics, Inc.*	757,873

		3,226,768

	Building Products 2.9%
28,442	Trex Co., Inc.*	3,699,451

	Consumer Finance 3.3%
48,379	Bajaj Finance Ltd. (India)	1,818,965
758,408	Srisawad Corp. Public Co. Ltd., Class A* (Thailand)	1,263,707
1,450,700	Unifin Financiera S.A.B. de C.V.* (Mexico)	1,086,234

		4,168,906

	Data Processing & Outsourced Services 2.6%
22,674	Euronet Worldwide, Inc.*	2,172,623
11,000	GMO Payment Gateway, Inc. (Japan)	1,150,528

		3,323,151

	Diversified Chemicals 1.0%
71,002	Pidilite Industries Ltd. (India)	1,291,068

	Diversified Real Estate Activities 0.8%
41,300	Patrizia AG* (Germany)	1,001,784

	Diversified Support Services 1.7%
25,234	Copart, Inc.*	2,101,235

	Drug Retail 2.5%
23,423	Ain Holdings, Inc. (Japan)	1,537,684
23,400	Sugi Holdings Co. Ltd. (Japan)	1,586,852

		3,124,536

	Electrical Components & Equipment 2.1%
92,281	Voltronic Power Technology Corp. (Taiwan)	2,659,089

	Financial Exchanges & Data 0.3%
21,480	Open Lending Corp., Class A*	324,348

	General Merchandise Stores 2.0%
25,578	Ollie’s Bargain Outlet Holdings, Inc.*	2,497,692

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Equipment 2.4%
20,751	Cantel Medical Corp.	$917,817
16,472	Cochlear Ltd. (Australia)	2,162,592

		3,080,409

	Health Care Facilities 2.3%
52,141	Ensign Group, Inc. (The)	2,182,101
30,321	Pennant Group, Inc. (The)*	685,254

		2,867,355

	Health Care Services 0.9%
57,377	Dr. Lal PathLabs Ltd. (India)	1,189,149

	Health Care Supplies 1.0%
44,200	Asahi Intecc Co. Ltd. (Japan)	1,261,483

	Home Improvement Retail 0.8%
16,877	Floor & Decor Holdings, Inc., Class A*	972,959

	Homebuilding 1.7%
24,768	LGI Homes, Inc.*	2,180,327

	Human Resource & Employment Services 1.3%
22,100	en-japan, Inc. (Japan)	550,104
49,030	SMS Co. Ltd. (Japan)	1,103,348

		1,653,452

	Industrial Conglomerates 0.8%
4,085	3M India Ltd.* (India)	1,017,663

	Industrial Machinery 6.8%
34,960	Altra Industrial Motion Corp.	1,113,826
22,462	Barnes Group, Inc.	888,597
29,553	Helios Technologies, Inc.	1,100,849
42,560	Kornit Digital Ltd.* (Israel)	2,271,853
60,200	MISUMI Group, Inc. (Japan)	1,511,524
12,659	RBC Bearings, Inc.*	1,696,812

		8,583,461

	Internet & Direct Marketing Retail 4.6%
37,565	MakeMyTrip Ltd.* (India)	575,496
4,131	MercadoLibre, Inc.*	4,072,216
217,114	Trainline plc* (United Kingdom)	1,170,118

		5,817,830

	IT Consulting & Other Services 0.7%
19,785	Endava plc ADR* (United Kingdom)	955,615

	Leisure Facilities 0.6%
13,041	Planet Fitness, Inc., Class A*	789,893

	Life & Health Insurance 0.6%
135,698	ICICI Prudential Life Insurance Co. Ltd. (India)	763,901

	Managed Health Care 1.0%
22,731	HealthEquity, Inc.*	1,333,628

	Other Diversified Financial Services 0.7%
2,025	Hypoport SE* (Germany)	900,789

	Packaged Foods & Meats 4.1%
25,904	Freshpet, Inc.*	2,167,129
794,000	Vitasoy International Holdings Ltd. (Hong Kong)	3,051,901

		5,219,030

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Pharmaceuticals 1.2%
61,465	Intra-Cellular Therapies, Inc.*	$1,577,807

	Property & Casualty Insurance 1.8%
138,075	ICICI Lombard General Insurance Co. Ltd. (India)	2,323,890

	Regional Banks 3.0%
369,885	AU Small Finance Bank Ltd. (India)	2,638,042
34,508	Eagle Bancorp, Inc.	1,130,137

		3,768,179

	Research & Consulting Services 1.3%
35,500	Nihon M&A Center, Inc. (Japan)	1,614,468

	Restaurants 0.9%
23,378	Domino’s Pizza Enterprises Ltd. (Australia)	1,120,717

	Semiconductor Equipment 1.3%
34,068	Nova Measuring Instruments Ltd.* (Israel)	1,641,737

	Semiconductors 9.4%
46,000	ASPEED Technology, Inc. (Taiwan)	1,947,880
21,851	Melexis N.V. (Belgium)	1,662,168
14,792	Monolithic Power Systems, Inc.	3,505,704
73,000	Silergy Corp. (Taiwan)	4,782,104

		11,897,856

	Soft Drinks 1.3%
64,374	Fevertree Drinks plc (United Kingdom)	1,631,846

	Specialty Stores 1.3%
15,138	Five Below, Inc.*	1,618,404

	Systems Software 1.6%
9,718	CyberArk Software Ltd.* (Israel)	964,706
21,281	Rapid7, Inc.*	1,085,756

		2,050,462

	Technology Distributors 0.7%
107,553	Electrocomponents plc (United Kingdom)	895,311

	Thrifts & Mortgage Finance 0.8%
57,579	Aavas Financiers Ltd.* (India)	1,009,584

	Trading Companies & Distributors 2.6%
80,921	Diploma plc (United Kingdom)	1,798,931
38,200	MonotaRO Co. Ltd. (Japan)	1,534,816

		3,333,747

	Total Common Stocks (cost $82,798,743)	126,461,114

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.3%

	Repurchase Agreement 0.3%
$404,923	Repurchase Agreement dated 6/30/20, 0.00% due 7/1/20 with Fixed Income Clearing Corp. collateralized by $394,800 of United States Treasury Notes 1.250% due 8/31/24; value: $413,076; repurchase proceeds: $404,923 (cost $404,923)	$404,923

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments (continued)

Value
Total Short-Term Investments (cost $404,923)	$404,923

Total Investments (cost $83,203,666) 100.0%§	126,866,037
Liabilities less Other Assets (<0.1%)	(19,595)

NET ASSETS 100.0%	$126,846,442

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 40.87%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At June 30, 2020, Wasatch Global Opportunities Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	3.2
Australia	3.3
Belgium	1.3
Germany	1.5
Hong Kong	2.4
India	10.0
Israel	3.8
Japan	11.2
Mexico	0.9
Taiwan	7.4
Thailand	1.0
United Kingdom	6.4
United States	47.6

Total	100.0%

WASATCH GLOBAL SELECT FUND (WAGSX / WGGSX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.3%

	Aerospace & Defense 2.6%
3,473	HEICO Corp., Class A	$282,146

	Application Software 16.5%
2,135	Dassault Systemes SE (France)	370,621
2,287	DocuSign, Inc.*	393,844
1,412	Guidewire Software, Inc.*	156,520
1,920	Paylocity Holding Corp.*	280,109
810	Tyler Technologies, Inc.*	280,973
5,392	Xero Ltd.* (New Zealand)	338,699

		1,820,766

	Building Products 3.5%
18,574	Assa Abloy AB, Class B (Sweden)	380,163

	Consumer Finance 3.5%
10,361	Bajaj Finance Ltd. (India)	389,555

	Data Processing & Outsourced Services 16.4%
184	Adyen N.V.* (Netherlands)	267,811
7,170	Amadeus IT Group S.A. (Spain)	376,440
3,565	Euronet Worldwide, Inc.*	341,598
1,452	Jack Henry & Associates, Inc.	267,212
2,446	Square, Inc., Class A*	256,683
1,767	WEX, Inc.*	291,573

		1,801,317

	Distributors 4.2%
1,698	Pool Corp.	461,635

	Diversified Support Services 3.9%
5,211	Copart, Inc.*	433,920

	Drug Retail 3.0%
2,400	Tsuruha Holdings, Inc. (Japan)	331,471

	Electrical Components & Equipment 2.6%
3,248	AMETEK, Inc.	290,274

	Electronic Components 3.3%
3,836	Amphenol Corp., Class A	367,527

	Electronic Equipment & Instruments 2.8%
5,062	Cognex Corp.	302,303

	Financial Exchanges & Data 3.1%
676	MarketAxess Holdings, Inc.	338,622

	Health Care Equipment 3.8%
3,177	Cochlear Ltd. (Australia)	417,105

	Health Care Supplies 6.5%
11,800	Asahi Intecc Co. Ltd. (Japan)	336,776
2,425	Coloplast A/S, Class B (Denmark)	377,980

		714,756

	Health Care Technology 3.5%
1,617	Veeva Systems, Inc., Class A*	379,057

	Industrial Conglomerates 3.4%
966	Roper Technologies, Inc.	375,059

	Industrial Machinery 2.7%
11,900	MISUMI Group, Inc. (Japan)	298,790

WASATCH GLOBAL SELECT FUND (WAGSX / WGGSX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Life Sciences Tools & Services 3.4%
2,248	ICON plc* (Ireland)	$378,698

	Packaged Foods & Meats 3.0%
6,984	Britannia Industries Ltd. (India)	334,021

	Specialty Chemicals 2.7%
2,861	Chr. Hansen Holding A/S (Denmark)	295,099

	Trucking 3.9%
2,495	Old Dominion Freight Line, Inc.	423,127

	Total Common Stocks (cost $9,321,979)	10,815,411

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.5%

	Repurchase Agreement 1.5%
$163,972	Repurchase Agreement dated 6/30/20, 0.00% due 7/1/20 with Fixed Income Clearing Corp. collateralized by $159,900 of United States Treasury Notes 1.250% due 8/31/24; value: $167,302; repurchase proceeds: $163,972 (cost $163,972)	$163,972

	Total Short-Term Investments (cost $163,972)	163,972

	Total Investments (cost $9,485,951) 99.8%§	10,979,383
	Other Assets less Liabilities 0.2%	26,371

	NET ASSETS 100.0%	$11,005,754

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 38.59%. See Notes to Schedules of Investments.

At June 30, 2020, Wasatch Global Select Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	3.9
Denmark	6.2
France	3.4
India	6.7
Ireland	3.5
Japan	8.9
Netherlands	2.5
New Zealand	3.1
Spain	3.5
Sweden	3.5
United States	54.8

Total	100.0%

WASATCH GLOBAL VALUE FUND (FMIEX / WILCX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.8%

	Automobile Manufacturers 2.1%
90,000	General Motors Co.	$2,277,000

	Construction Materials 1.3%
25,000	HeidelbergCement AG (Germany)	1,338,293

	Diversified Banks 11.7%
60,000	Citigroup, Inc.	3,066,000
410,000	ING Groep N.V. ADR (Netherlands)	2,829,000
25,000	JPMorgan Chase & Co.	2,351,500
480,000	Kasikornbank Public Co. Ltd., Class A (Thailand)	1,451,026
180,000	United Overseas Bank Ltd. (Singapore)	2,630,135

		12,327,661

	Diversified Metals & Mining 1.2%
50,000	BHP Group Ltd. (Australia)	1,244,894

	Electric Utilities 8.1%
54,000	Duke Energy Corp.	4,314,060
117,000	Exelon Corp.	4,245,930

		8,559,990

	Electrical Components & Equipment 3.6%
43,000	Eaton Corp. plc	3,761,640

	Electronic Manufacturing Services 2.5%
900,000	Hon Hai Precision Industry Co. Ltd. (Taiwan)	2,642,539

	Food Retail 5.9%
105,000	Koninklijke Ahold Delhaize N.V. (Netherlands)	2,861,676
102,000	Seven & i Holdings Co. Ltd. (Japan)	3,336,779

		6,198,455

	Health Care Facilities 2.3%
26,000	Universal Health Services, Inc., Class B	2,415,140

	Homebuilding 2.4%
74,000	PulteGroup, Inc.	2,518,220

	Household Appliances 2.1%
17,500	Whirlpool Corp.	2,266,775

	Industrial Conglomerates 1.2%
1,500,000	NWS Holdings Ltd. (Hong Kong)	1,304,773

	Integrated Oil & Gas 6.9%
900,000	BP plc (United Kingdom)	3,447,937
225,000	Suncor Energy, Inc. (Canada)	3,793,643

		7,241,580

	Integrated Telecommunication Services 2.1%
75,000	AT&T, Inc.	2,267,250

	IT Consulting & Other Services 3.2%
44,000	Science Applications International Corp.	3,417,920

	Multi-Line Insurance 3.0%
150,000	AXA S.A.* (France)	3,156,437

	Office Services & Supplies 1.3%
115,000	Kimball International, Inc., Class B	1,329,400

	Oil & Gas Equipment & Services 0.9%
70,000	Halliburton Co.	908,600

WASATCH GLOBAL VALUE FUND (FMIEX / WILCX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Pharmaceuticals 7.6%
34,000	Johnson & Johnson	$4,781,420
37,000	Novartis AG (Switzerland)	3,223,478

		8,004,898

	Property & Casualty Insurance 3.3%
85,000	Axis Capital Holdings Ltd.	3,447,600

	Railroads 2.3%
14,500	Union Pacific Corp.	2,451,515

	Regional Banks 2.9%
130,000	Bank OZK	3,051,100

	Reinsurance 3.1%
12,500	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	3,254,935

	Specialty Chemicals 2.3%
23,000	PPG Industries, Inc.	2,439,380

	Steel 3.5%
1,250,000	NMDC Ltd. (India)	1,359,235
56,000	Nucor Corp.	2,318,960

		3,678,195

	Technology Hardware, Storage & Peripherals 3.8%
90,000	Samsung Electronics Co. Ltd. (South Korea)	3,984,087

	Tobacco 3.2%
52,000	KT&G Corp. (South Korea)	3,395,932

	Wireless Telecommunication Services 5.0%
790,000	China Mobile Ltd. (China)	5,334,123

	Total Common Stocks (cost $111,185,228)	104,218,332

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.3%

	Repurchase Agreement 1.3%
$1,319,344	Repurchase Agreement dated 6/30/20, 0.00% due 7/1/20 with Fixed Income Clearing Corp. collateralized by $1,265,600 of United States Treasury Notes 1.375% due 8/31/26; value: $1,345,822; repurchase proceeds: $1,319,344 (cost $1,319,344)	$1,319,344

	Total Short-Term Investments (cost $1,319,344)	1,319,344

	Total Investments (cost $112,504,572) 100.1%§	105,537,676
	Liabilities less Other Assets (0.1%)	(127,852)

	NET ASSETS 100.0%	$105,409,824

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 41.71%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

WASATCH GLOBAL VALUE FUND (FMIEX / WILCX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments (continued)

At June 30, 2020, Wasatch Global Value Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	1.2
Canada	3.6
China	5.1
France	3.0
Germany	4.4
Hong Kong	1.3
India	1.3
Japan	3.2
Netherlands	5.5
Singapore	2.5
South Korea	7.1
Switzerland	3.1
Taiwan	2.5
Thailand	1.4
United Kingdom	3.3
United States	51.5

Total	100.0%

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 96.1%

	Aerospace & Defense 0.8%
444,259	CAE, Inc. (Canada)	$7,205,792

	Airport Services 1.3%
2,750,960	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.* (Mexico)	12,786,228

	Application Software 10.1%
302,702	Descartes Systems Group, Inc. (The)* (Canada)	15,980,151
76,799	Globant S.A.* (Argentina)	11,508,330
1,055,864	Infomart Corp. (Japan)	7,307,491
68,148	Kinaxis, Inc.* (Canada)	9,741,309
201,423	Lightspeed POS, Inc.* (Canada)	4,811,541
421,801	Miroku Jyoho Service Co. Ltd. (Japan)	8,880,241
141,225	Nemetschek SE (Germany)	9,703,886
887,050	Systena Corp. (Japan)	11,782,105
2,324,901	Technology One Ltd. (Australia)	14,247,781
146,115	WiseTech Global Ltd. (Australia)	1,976,639

		95,939,474

	Asset Management & Custody Banks 1.9%
1,623,195	AJ Bell plc (United Kingdom)	7,799,334
1,664,236	Netwealth Group Ltd. (Australia)	10,388,034

		18,187,368

	Biotechnology 1.0%
599,321	Abcam plc (United Kingdom)	9,899,111

	Brewers 1.4%
254,041	Carlsberg Brewery Malaysia Bhd (Malaysia)	1,477,026
144,662	Royal Unibrew A/S* (Denmark)	12,059,293

		13,536,319

	Commodity Chemicals 0.7%
1,039,406	Berger Paints India Ltd. (India)	6,808,672

	Construction Machinery & Heavy Trucks 0.4%
200,902	Takeuchi Manufacturing Co. Ltd. (Japan)	3,351,814

	Data Processing & Outsourced Services 1.3%
120,000	GMO Payment Gateway, Inc. (Japan)	12,551,216

	Department Stores 0.5%
258,574	Poya International Co. Ltd. (Taiwan)	5,109,807

	Diversified Real Estate Activities 1.7%
672,656	Patrizia AG* (Germany)	16,316,132

	Diversified Support Services 2.2%
777,522	HomeServe plc (United Kingdom)	12,570,182
1,094,852	Prestige International, Inc. (Japan)	8,249,331

		20,819,513

	Drug Retail 7.0%
261,995	Ain Holdings, Inc. (Japan)	17,199,575
787,193	Clicks Group Ltd. (South Africa)	9,557,028
117,700	Kusuri no Aoki Holdings Co. Ltd. (Japan)	9,252,714
258,600	Raia Drogasil S.A. (Brazil)	5,260,354
238,100	Sugi Holdings Co. Ltd. (Japan)	16,146,556
66,500	Tsuruha Holdings, Inc. (Japan)	9,184,518

		66,600,745

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Electrical Components & Equipment 1.7%
562,740	Voltronic Power Technology Corp. (Taiwan)	$16,215,423

	Electronic Equipment & Instruments 2.0%
677,899	Halma plc (United Kingdom)	19,313,478

	Financial Exchanges & Data 0.2%
378,166	IntegraFin Holdings plc (United Kingdom)	2,144,160

	General Merchandise Stores 1.5%
2,891,628	B&M European Value Retail S.A. (United Kingdom)	14,233,764

	Health Care Equipment 5.6%
1,382,000	AK Medical Holdings Ltd. (China)	4,405,447
174,659	Cochlear Ltd. (Australia)	22,930,803
134,478	DiaSorin S.p.A. (Italy)	25,825,889

		53,162,139

	Health Care Services 0.5%
209,093	Dr. Lal PathLabs Ltd. (India)	4,333,492

	Health Care Supplies 2.9%
439,000	Asahi Intecc Co. Ltd. (Japan)	12,529,208
272,934	Bioteque Corp. (Taiwan)	1,455,203
255,414	Menicon Co. Ltd. (Japan)	12,624,195
76,549	Shanghai Kindly Medical Instruments Co. Ltd., Class H (China)	637,651

		27,246,257

	Health Care Technology 0.4%
71,200	JMDC, Inc.* (Japan)	4,218,465

	Home Improvement Retail 0.3%
23,287,525	PT Ace Hardware Indonesia Tbk* (Indonesia)	2,466,099

	Household Appliances 1.2%
746,230	Breville Group Ltd. (Australia)	11,795,644

	Human Resource & Employment Services 3.4%
73,745	51job, Inc., ADR* (China)	5,294,153
382,711	Benefit One, Inc. (Japan)	7,716,764
410,680	en-japan, Inc. (Japan)	10,222,481
395,892	SMS Co. Ltd. (Japan)	8,908,963

		32,142,361

	Industrial Conglomerates 0.2%
8,785	3M India Ltd.* (India)	2,188,537

	Industrial Machinery 2.1%
395,315	MISUMI Group, Inc. (Japan)	9,925,719
2,924,830	Rotork plc (United Kingdom)	10,122,851

		20,048,570

	Insurance Brokers 0.6%
1,321,700	TQM Corp. Public Co. Ltd. (Thailand)	5,708,872

	Interactive Media & Services 3.4%
159,268	Atrae, Inc.* (Japan)	4,667,338
228,705	Info Edge India Ltd. (India)	8,346,280
193,700	Kakaku.com, Inc. (Japan)	4,934,360
2,099,739	Rightmove plc (United Kingdom)	14,193,273

		32,141,251

	Internet & Direct Marketing Retail 2.8%
3,368,360	Trainline plc* (United Kingdom)	18,153,501

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
3,775,013	Webjet Ltd. (Australia)	$8,826,145

		26,979,646

	Investment Banking & Brokerage 1.5%
1,010,300	Avanza Bank Holding AB (Sweden)	14,394,925

	IT Consulting & Other Services 3.9%
170,805	Endava plc ADR* (United Kingdom)	8,249,881
343,574	Larsen & Toubro Infotech Ltd. (India)	8,906,507
170,704	Reply S.p.A. (Italy)	13,852,545
475,933	Softcat plc (United Kingdom)	6,437,056

		37,445,989

	Life Sciences Tools & Services 1.4%
38,446	Tecan Group AG (Switzerland)	13,625,626

	Movies & Entertainment 1.4%
313,616	CTS Eventim AG & Co. KGaA* (Germany)	13,095,352

	Other Diversified Financial Services 1.3%
27,983	Hypoport SE* (Germany)	12,447,791

	Packaged Foods & Meats 3.0%
281,914	Morinaga & Co. Ltd. (Japan)	10,947,578
4,603,449	Vitasoy International Holdings Ltd. (Hong Kong)	17,694,296

		28,641,874

	Pharmaceuticals 0.5%
42,600	JCR Pharmaceuticals Co. Ltd. (Japan)	4,493,092

	Property & Casualty Insurance 1.2%
693,642	ICICI Lombard General Insurance Co. Ltd. (India)	11,674,434

	Publishing 0.5%
296,779	Future plc (United Kingdom)	4,684,251

	Regional Banks 2.9%
1,237,024	AU Small Finance Bank Ltd. (India)	8,822,530
719,072	Canadian Western Bank (Canada)	12,526,556
28,866,880	PT Bank BTPN Syariah Tbk (Indonesia)	6,467,569

		27,816,655

	Research & Consulting Services 1.7%
485,312	NICE Information Service Co. Ltd. (South Korea)	7,415,608
199,028	Nihon M&A Center, Inc. (Japan)	9,051,390

		16,466,998

	Restaurants 1.6%
318,789	Domino’s Pizza Enterprises Ltd. (Australia)	15,282,415

	Semiconductor Equipment 0.1%
48,764	Japan Material Co. Ltd. (Japan)	769,178

	Semiconductors 5.0%
304,730	Elmos Semiconductor AG (Germany)	7,420,598
110,193	LEENO Industrial, Inc. (South Korea)	10,432,397
171,219	Melexis N.V. (Belgium)	13,024,335
259,249	Silergy Corp. (Taiwan)	16,982,957

		47,860,287

	Soft Drinks 2.0%
737,344	Fevertree Drinks plc (United Kingdom)	18,691,274

	Specialty Chemicals 1.4%
130,534	Chr. Hansen Holding A/S (Denmark)	13,463,988

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Systems Software 0.5%
54,882	Douzone Bizon Co. Ltd. (South Korea)	$4,689,147

	Technology Distributors 1.3%
1,496,982	Electrocomponents plc (United Kingdom)	12,461,427

	Textiles 0.3%
94,505	Brunello Cucinelli S.p.A.* (Italy)	2,815,292

	Trading Companies & Distributors 5.5%
604,304	Diploma plc (United Kingdom)	13,434,108
2,016,418	Howden Joinery Group plc (United Kingdom)	13,804,744
123,035	IMCD N.V.* (Netherlands)	11,602,127
350,124	MonotaRO Co. Ltd. (Japan)	14,067,429

		52,908,408

	Total Common Stocks (cost $624,571,685)	917,178,752

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.8%

	Repurchase Agreement 1.8%
$17,078,925	Repurchase Agreement dated 6/30/20, 0.00% due 7/1/20 with Fixed Income Clearing Corp. collateralized by $16,649,800 of United States Treasury Notes 1.250% due 8/31/24; value: $17,420,553; repurchase proceeds: $17,078,925 (cost $17,078,925)	$17,078,925

	Total Short-Term Investments (cost $17,078,925)	17,078,925

	Total Investments (cost $641,650,610) 97.9%§	934,257,677
	Other Assets less Liabilities 2.1%	20,041,698

	NET ASSETS 100.0%	$954,299,375

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 84.69%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments (continued)

At June 30, 2020, Wasatch International Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	1.2
Australia	9.3
Belgium	1.4
Brazil	0.6
Canada	5.5
China	1.1
Denmark	2.8
Germany	6.4
Hong Kong	1.9
India	5.6
Indonesia	1.0
Italy	4.6
Japan	23.9
Malaysia	0.2
Mexico	1.4
Netherlands	1.3
South Africa	1.0
South Korea	2.5
Sweden	1.6
Switzerland	1.5
Taiwan	4.3
Thailand	0.6
United Kingdom	20.3

Total	100.0%

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 94.6%

	Advertising 3.0%
240,593	4imprint Group plc (United Kingdom)	$7,335,051
1,105,327	YouGov plc (United Kingdom)	10,546,007

		17,881,058

	Aerospace & Defense 2.0%
307,531	Avon Rubber plc (United Kingdom)	12,166,640

	Alternative Carriers 1.5%
703,000	Chief Telecom, Inc.* (Taiwan)	8,951,129

	Application Software 16.3%
69,242	Atoss Software AG (Germany)	8,050,416
1,000,180	Elmo Software Ltd.* (Australia)	4,968,619
88,882	Esker S.A. (France)	11,741,697
565,957	Fortnox AB (Sweden)	15,487,866
138,000	Freee KK* (Japan)	6,281,687
791,092	GB Group plc (United Kingdom)	6,607,867
1,036,400	Infomart Corp. (Japan)	7,172,783
59,290	Mensch und Maschine Software SE (Germany)	3,147,483
287,206	Miroku Jyoho Service Co. Ltd. (Japan)	6,046,592
1,021,149	Pexip Holding ASA* (Norway)	8,911,614
556,372	Rakus Co. Ltd. (Japan)	9,833,869
667,500	Systena Corp. (Japan)	8,865,966

		97,116,459

	Brewers 1.2%
607,145	Carlsberg Brewery Malaysia Bhd (Malaysia)	3,530,015
42,497	Royal Unibrew A/S* (Denmark)	3,542,629

		7,072,644

	Commodity Chemicals 2.5%
867,649	Berger Paints India Ltd. (India)	5,683,571
672,437	Gulf Oil Lubricants India Ltd. (India)	5,111,370
255,016	Supreme Industries Ltd. (India)	3,831,125

		14,626,066

	Consumer Finance 1.2%
236,148	Gruppo MutuiOnline S.p.A. (Italy)	5,035,151
306,537	Spandana Sphoorty Financial Ltd.* (India)	2,224,185

		7,259,336

	Data Processing & Outsourced Services 0.1%
568,935	Fawry for Banking & Payment Technology Services S.A.E* (Egypt)	585,503

	Department Stores 1.3%
396,908	Poya International Co. Ltd. (Taiwan)	7,843,493

	Diversified Banks 0.9%
3,215,411	City Union Bank Ltd. (India)	5,176,251

	Diversified Support Services 4.6%
300,400	Japan Elevator Service Holdings Co. Ltd. (Japan)	9,717,807
5,279,657	Johnson Service Group plc (United Kingdom)	7,556,289
1,354,362	Prestige International, Inc. (Japan)	10,204,649

		27,478,745

	Drug Retail 1.4%
50,000	Kusuri no Aoki Holdings Co. Ltd. (Japan)	3,930,635
188,300	YAKUODO Holdings Co. Ltd. (Japan)	4,601,142

		8,531,777

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Electrical Components & Equipment 2.6%
676,611	Amara Raja Batteries Ltd. (India)	$5,825,550
326,158	Voltronic Power Technology Corp. (Taiwan)	9,398,283

		15,223,833

	Electronic Components 0.7%
1,815,934	Strix Group plc (United Kingdom)	4,328,070

	Electronic Equipment & Instruments 0.6%
189,470	Carel Industries S.p.A. (Italy)	3,483,438

	Food Retail 3.2%
3,819,129	Philippine Seven Corp. (Philippines)	9,887,961
70,499	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd. (Israel)	3,910,141
4,502,100	Sheng Siong Group Ltd. (Singapore)	5,349,778

		19,147,880

	Health Care Equipment 4.2%
4,128,000	AK Medical Holdings Ltd. (China)	13,158,960
166,826	Cellavision AB* (Sweden)	5,032,386
144,285	Medistim ASA* (Norway)	3,319,217
184,891	Xvivo Perfusion AB* (Sweden)	3,570,657

		25,081,220

	Health Care Facilities 1.3%
24,257,437	Cleopatra Hospital* (Egypt)	7,905,460

	Health Care Services 2.8%
255,177	Dr. Lal PathLabs Ltd. (India)	5,288,591
629,362	Metropolis Healthcare Ltd.* (India)	11,248,421

		16,537,012

	Health Care Supplies 3.0%
1,424,730	Bioteque Corp. (Taiwan)	7,596,238
1,259,493	Nanosonics Ltd.* (Australia)	5,972,502
500,800	Shanghai Kindly Medical Instruments Co. Ltd., Class H (China)	4,171,650

		17,740,390

	Health Care Technology 3.6%
197,166	Craneware plc (United Kingdom)	4,165,460
168,200	Medley, Inc.* (Japan)	5,789,468
99,198	Nexus AG (Germany)	4,360,655
396,745	Pro Medicus Ltd. (Australia)	7,305,779

		21,621,362

	Home Improvement Retail 0.8%
43,238,500	PT Ace Hardware Indonesia Tbk* (Indonesia)	4,578,865

	Human Resource & Employment Services 2.3%
168,288	en-japan, Inc. (Japan)	4,188,957
240,477	HeadHunter Group plc ADR (Russia)	5,622,352
179,762	SMS Co. Ltd. (Japan)	4,045,278

		13,856,587

	Insurance Brokers 1.7%
2,397,000	TQM Corp. Public Co. Ltd. (Thailand)	10,353,458

	Interactive Media & Services 0.7%
145,000	Atrae, Inc.* (Japan)	4,249,215

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Internet & Direct Marketing Retail 1.7%
860,583	Trainline plc* (United Kingdom)	$4,638,042
2,401,985	Webjet Ltd. (Australia)	5,615,945

		10,253,987

	Internet Services & Infrastructure 2.4%
278,532	BASE, Inc.* (Japan)	11,737,354
54,200	Hennge KK* (Japan)	2,453,557

		14,190,911

	Investment Banking & Brokerage 0.6%
101,500	M&A Capital Partners Co. Ltd.* (Japan)	3,773,005

	IT Consulting & Other Services 3.3%
233,971	Appen Ltd. (Australia)	5,555,235
61,681	Aubay (France)	1,944,852
891,944	Avant Corp. (Japan)	8,617,901
284,581	FDM Group Holdings plc (United Kingdom)	3,198,254

		19,316,242

	Life Sciences Tools & Services 1.1%
417,174	Biotage AB* (Sweden)	6,246,562

	Other Diversified Financial Services 2.0%
26,512	Hypoport SE* (Germany)	11,793,440

	Packaged Foods & Meats 2.1%
2,003,120	Vitasoy International Holdings Ltd. (Hong Kong)	7,699,401
445,000	Yihai International Holding Ltd.* (China)	4,585,745

		12,285,146

	Personal Products 1.0%
617,619	Sarantis S.A. (Greece)	5,689,936

	Property & Casualty Insurance 2.0%
2,966,567	Qualitas Controladora S.A.B. de C.V. (Mexico)	11,667,761

	Publishing 1.5%
569,927	Future plc (United Kingdom)	8,995,519

	Regional Banks 1.2%
32,993,260	PT Bank BTPN Syariah Tbk (Indonesia)	7,392,077

	Research & Consulting Services 3.5%
124,200	IR Japan Holdings Ltd. (Japan)	13,088,663
489,119	NICE Information Service Co. Ltd. (South Korea)	7,473,779

		20,562,442

	Restaurants 0.0%
630,045	Patisserie Holdings plc* *** §§ (United Kingdom)	7,807

	Semiconductor Equipment 0.8%
303,565	Japan Material Co. Ltd. (Japan)	4,788,276

	Semiconductors 3.7%
242,181	Elmos Semiconductor AG (Germany)	5,897,443
170,757	LEENO Industrial, Inc. (South Korea)	16,166,226

		22,063,669

	Specialized Finance 1.6%
410,900	eGuarantee, Inc. (Japan)	9,752,471

	Technology Hardware, Storage & Peripherals 0.4%
57,241	MGI Digital Graphic Technology* (France)	2,503,227

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Thrifts & Mortgage Finance 2.2%
424,258	Aavas Financiers Ltd.* (India)	$7,438,898
108,532	Equitable Group, Inc. (Canada)	5,707,204

		13,146,102

	Total Common Stocks (cost $345,220,496)	563,224,471

Principal Amount		Value
	SHORT-TERM INVESTMENTS 4.5%

	Repurchase Agreement 4.5%
$26,728,309	Repurchase Agreement dated 6/30/20, 0.00% due 7/1/20 with Fixed Income Clearing Corp. collateralized by $25,935,600 of United States Treasury Notes 1.250%-1.375% due 8/31/24-8/31/26; value: $27,262,936; repurchase proceeds: $26,728,309 (cost $26,728,309)	$26,728,309

	Total Short-Term Investments (cost $26,728,309)	26,728,309

	Total Investments (cost $371,948,805) 99.1%§	589,952,780
	Other Assets less Liabilities 0.9%	5,356,311

	NET ASSETS 100.0%	$595,309,091

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 78.39%.

§§The aggregate value of illiquid holdings at June 30, 2020 amounts to approximately $7,807 and represents 0.00% of net assets.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments (continued)

At June 30, 2020, Wasatch International Opportunities Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	5.2
Canada	1.0
China	3.9
Denmark	0.6
Egypt	1.5
France	2.9
Germany	5.9
Greece	1.0
Hong Kong	1.4
India	9.2
Indonesia	2.1
Israel	0.7
Italy	1.5
Japan	24.7
Malaysia	0.6
Mexico	2.1
Norway	2.2
Philippines	1.8
Russia	1.0
Singapore	1.0
South Korea	4.2
Sweden	5.4
Taiwan	6.0
Thailand	1.8
United Kingdom	12.3

Total	100.0%

WASATCH INTERNATIONAL SELECT FUND (WAISX / WGISX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 95.3%

	Aerospace & Defense 1.6%
3,703	CAE, Inc. (Canada)	$60,062

	Apparel, Accessories & Luxury Goods 3.0%
135	Hermes International (France)	113,347

	Application Software 13.7%
826	Dassault Systemes SE (France)	143,388
1,670	TeamViewer AG* (Germany)	90,996
877	Temenos AG (Switzerland)	136,307
2,453	Xero Ltd.* (New Zealand)	154,085

		524,776

	Asset Management & Custody Banks 2.8%
118	Partners Group Holding AG (Switzerland)	107,462

	Building Products 3.6%
6,787	Assa Abloy AB, Class B (Sweden)	138,913

	Data Processing & Outsourced Services 8.6%
79	Adyen N.V.* (Netherlands)	114,984
1,797	Amadeus IT Group S.A. (Spain)	94,346
1,382	Worldline S.A.* (France)	120,496

		329,826

	Drug Retail 4.0%
1,100	Tsuruha Holdings, Inc. (Japan)	151,924

	Electronic Equipment & Instruments 3.7%
5,021	Halma plc (United Kingdom)	143,049

	Health Care Equipment 8.7%
939	Cochlear Ltd. (Australia)	123,280
9,064	Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	208,806

		332,086

	Health Care Supplies 6.4%
3,600	Asahi Intecc Co. Ltd. (Japan)	102,745
919	Coloplast A/S, Class B (Denmark)	143,243

		245,988

	Health Care Technology 3.3%
3,000	M3, Inc. (Japan)	127,443

	Industrial Machinery 5.2%
4,000	MISUMI Group, Inc. (Japan)	100,433
175	Rational AG (Germany)	98,068

		198,501

	Interactive Media & Services 4.8%
4,300	Kakaku.com, Inc. (Japan)	109,539
1,014	REA Group Ltd. (Australia)	76,409

		185,948

	Internet & Direct Marketing Retail 3.4%
24,246	Trainline plc* (United Kingdom)	130,672

	IT Consulting & Other Services 2.3%
500	Obic Co. Ltd. (Japan)	88,119

	Leisure Products 2.0%
400	Shimano, Inc. (Japan)	76,915

WASATCH INTERNATIONAL SELECT FUND (WAISX / WGISX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Life Sciences Tools & Services 6.6%
682	ICON plc* (Ireland)	$114,890
547	Sartorius Stedim Biotech (France)	138,685

		253,575

	Packaged Foods & Meats 3.2%
32,000	Vitasoy International Holdings Ltd. (Hong Kong)	122,999

	Research & Consulting Services 2.7%
1,511	Intertek Group plc (United Kingdom)	101,767

	Soft Drinks 2.2%
3,318	Fevertree Drinks plc (United Kingdom)	84,110

	Specialty Chemicals 3.5%
1,307	Chr. Hansen Holding A/S (Denmark)	134,811

	Total Common Stocks (cost $3,204,982)	3,652,293

Principal Amount		Value
	SHORT-TERM INVESTMENTS 4.0%

	Repurchase Agreement 4.0%
$153,384	Repurchase Agreement dated 6/30/20, 0.00% due 7/1/20 with Fixed Income Clearing Corp. collateralized by $149,600 of United States Treasury Notes 1.250% due 8/31/24; value: $156,525; repurchase proceeds: $153,384 (cost $153,384)	$153,384

	Total Short-Term Investments (cost $153,384)	153,384

	Total Investments (cost $3,358,366) 99.3%§	3,805,677

	Other Assets less Liabilities 0.7%	27,872

	NET ASSETS 100.0%	$3,833,549

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 87.71%. See Notes to Schedules of Investments.

WASATCH INTERNATIONAL SELECT FUND (WAISX / WGISX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments (continued)

At June 30, 2020, Wasatch International Select Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	5.5
Canada	1.6
Denmark	7.6
France	14.1
Germany	5.2
Hong Kong	3.4
Ireland	3.1
Japan	20.7
Netherlands	3.2
New Zealand	9.9
Spain	2.6
Sweden	3.8
Switzerland	6.7
United Kingdom	12.6

Total	100.0%

WASATCH MICRO CAP FUND (WMICX / WGICX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.2%

	Alternative Carriers 2.0%
108,830	Bandwidth, Inc., Class A*	$13,821,410

	Apparel Retail 1.4%
436,132	Boot Barn Holdings, Inc.*	9,403,006

	Apparel, Accessories & Luxury Goods 1.2%
604,062	Superior Group of Cos., Inc.	8,094,431

	Application Software 9.4%
128,261	Five9, Inc.*	14,194,645
559,411	Medallia, Inc.*	14,119,534
371,112	Model N, Inc.*	12,899,853
1,170,711	Pexip Holding ASA* (Norway)	10,216,849
396,207	Upland Software, Inc.*	13,772,155

		65,203,036

	Biotechnology 11.3%
278,245	Castle Biosciences, Inc.*	10,487,054
126,129	ChemoCentryx, Inc.*	7,257,463
296,281	Cytokinetics, Inc.*	6,983,343
108,442	Esperion Therapeutics, Inc.*	5,564,159
371,336	Flexion Therapeutics, Inc.*	4,883,068
220,486	Frequency Therapeutics, Inc.*	5,126,300
331,286	Inovio Pharmaceuticals, Inc.*	8,928,158
294,111	MacroGenics, Inc.*	8,211,579
904,735	MEI Pharma, Inc.*	3,736,556
789,938	Sangamo Therapeutics, Inc.*	7,077,844
1,024,930	Selecta Biosciences, Inc.*	2,910,801
146,962	Twist Bioscience Corp.*	6,657,379

		77,823,704

	Building Products 1.4%
163,034	Patrick Industries, Inc.	9,985,833

	Casinos & Gaming 1.1%
224,286	DraftKings, Inc., Class A*	7,459,752

	Construction & Engineering 2.0%
776,319	Construction Partners, Inc., Class A*	13,787,425

	Data Processing & Outsourced Services 3.7%
844,562	Paysign, Inc.*	8,200,697
338,208	Repay Holdings Corp.*	8,330,063
1,285,437	USA Technologies, Inc.*	9,010,913

		25,541,673

	Electronic Equipment & Instruments 2.8%
304,765	Napco Security Technologies, Inc.*	7,128,453
563,921	nLight, Inc.*	12,552,882

		19,681,335

	Electronic Manufacturing Services 1.2%
128,429	Fabrinet*	8,016,538

	Environmental & Facilities Services 0.8%
304,596	Heritage-Crystal Clean, Inc.*	5,318,246

	Financial Exchanges & Data 2.0%
926,654	Open Lending Corp., Class A*	13,992,475

	Food Distributors 0.7%
380,186	Chefs’ Warehouse, Inc. (The)*	5,162,926

WASATCH MICRO CAP FUND (WMICX / WGICX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Equipment 6.0%
177,568	AtriCure, Inc.*	$7,981,682
182,784	Cantel Medical Corp.	8,084,536
362,037	CryoLife, Inc.*	6,940,249
1,274,183	GenMark Diagnostics, Inc.*	18,743,232

		41,749,699

	Health Care Facilities 2.1%
326,652	Pennant Group, Inc. (The)*	7,382,335
84,680	U.S. Physical Therapy, Inc.	6,860,774

		14,243,109

	Health Care Services 3.0%
108,869	Addus HomeCare Corp.*	10,076,915
114,244	Exagen, Inc.*	1,417,768
10,330,143	IM Cannabis Corp.* ‡‡ §§ (Canada)	9,359,219

		20,853,902

	Health Care Supplies 3.8%
282,284	OrthoPediatrics Corp.*	12,352,748
325,451	Silk Road Medical, Inc.*	13,633,142

		25,985,890

	Health Care Technology 4.2%
79,781	Inspire Medical Systems, Inc.*	6,942,543
150,114	Simulations Plus, Inc.	8,979,819
237,064	Tabula Rasa HealthCare, Inc.*	12,974,513

		28,896,875

	Home Furnishings 2.0%
765,647	Purple Innovation, Inc.*	13,781,646

	Homebuilding 2.5%
99,811	LGI Homes, Inc.*	8,786,362
356,081	Skyline Champion Corp.*	8,667,012

		17,453,374

	Industrial Machinery 7.3%
250,785	Altra Industrial Motion Corp.	7,990,010
267,227	Helios Technologies, Inc.	9,954,206
121,199	Kadant, Inc.	12,078,692
378,636	Kornit Digital Ltd.* (Israel)	20,211,590

		50,234,498

	Internet Services & Infrastructure 2.0%
1,840,107	Limelight Networks, Inc.*	13,543,188

	Leisure Products 1.5%
539,386	MasterCraft Boat Holdings, Inc.*	10,275,303

	Office Services & Supplies 0.3%
183,224	Kimball International, Inc., Class B	2,118,069

	Oil & Gas Equipment & Services 0.9%
219,538	DMC Global, Inc.	6,059,249

	Packaged Foods & Meats 2.2%
178,744	Freshpet, Inc.*	14,953,723

	Paper Packaging 1.4%
216,145	UFP Technologies, Inc.*	9,523,349

	Pharmaceuticals 4.6%
742,936	BioDelivery Sciences International, Inc.*	3,239,201

WASATCH MICRO CAP FUND (WMICX / WGICX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
1,757,196	Cresco Labs, Inc.* (Canada)	$7,235,361
950,896	Green Thumb Industries, Inc.*	9,506,583
349,579	Intra-Cellular Therapies, Inc.*	8,973,693
399,158	Optinose, Inc.*	2,969,735

		31,924,573

	Regional Banks 2.0%
301,217	CBTX, Inc.	6,325,557
318,978	People’s Utah Bancorp	7,167,436

		13,492,993

	Research & Consulting Services 1.9%
208,064	ICF International, Inc.	13,488,789

	Restaurants 1.0%
448,769	Chuy’s Holdings, Inc.*	6,677,683

	Semiconductor Equipment 1.9%
272,006	Nova Measuring Instruments Ltd.* (Israel)	13,107,969

	Semiconductors 1.0%
789,042	NeoPhotonics Corp.*	7,006,693

	Specialized Consumer Services 0.8%
165,840	Collectors Universe, Inc.	5,684,995

	Systems Software 2.9%
92,752	CyberArk Software Ltd.* (Israel)	9,207,491
212,052	Rapid7, Inc.*	10,818,893

		20,026,384

	Trading Companies & Distributors 1.9%
497,485	Transcat, Inc.* ‡‡	12,864,962

	Total Common Stocks (cost $487,890,727)	677,238,705

	WARRANTS 0.2%

	Biotechnology 0.1%
512,465	Selecta Biosciences, Inc., 12/23/2024* *** †	819,944

	Health Care Services 0.1%
1,897,571	IM Cannabis Corp., 10/10/2021* (Canada)	419,322

	Total Warrants (cost $64,059)	1,239,266

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.2%

	Repurchase Agreement 1.2%
$8,549,551	Repurchase Agreement dated 6/30/20, 0.00% due 7/1/20 with Fixed Income Clearing Corp. collateralized by $8,334,800 of United States Treasury Notes 1.250% due 8/31/24; value: $8,720,635; repurchase proceeds: $8,549,551 (cost $8,549,551)	$8,549,551

	Total Short-Term Investments (cost $8,549,551)	8,549,551

WASATCH MICRO CAP FUND (WMICX / WGICX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments (continued)

Value
Total Investments (cost $496,504,337) 99.6%	$687,027,522
Other Assets less Liabilities 0.4%	2,875,463

NET ASSETS 100.0%	$689,902,985

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at June 30, 2020, amounted to approximately $819,944, and represented 0.12% of net assets.

‡‡Affiliated company (see Note 6).

§§The aggregate value of illiquid holdings at June 30, 2020, amounts to approximately $9,359,219, and represented 1.36% of net assets.

See Notes to Schedules of Investments.

At June 30, 2020, Wasatch Micro Cap Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	2.5
Israel	6.3
Norway	1.5
United States	89.7

Total	100.0%

WASATCH MICRO CAP VALUE FUND (WAMVX / WGMVX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 97.7%

	Advertising 1.3%
310,000	YouGov plc (United Kingdom)	$2,957,733

	Air Freight & Logistics 1.0%
568,000	Radiant Logistics, Inc.*	2,232,240

	Airlines 0.8%
17,000	Allegiant Travel Co.	1,856,570

	Alternative Carriers 3.1%
32,000	Bandwidth, Inc., Class A*	4,064,000
193,000	Gamma Communications plc (United Kingdom)	3,088,188

		7,152,188

	Application Software 9.4%
106,245	Agilysys, Inc.*	1,906,035
346,000	eGain Corp.*	3,844,060
24,000	Esker S.A. (France)	3,170,504
96,000	Miroku Jyoho Service Co. Ltd. (Japan)	2,021,103
97,000	Model N, Inc.*	3,371,720
70,000	QAD, Inc., Class A	2,889,600
266,244	SharpSpring, Inc.*	2,337,623
183,000	Systena Corp. (Japan)	2,430,669

		21,971,314

	Asset Management & Custody Banks 1.9%
648,340	Fiducian Group Ltd. (Australia)	2,256,995
34,000	Hamilton Lane, Inc., Class A	2,290,580

		4,547,575

	Biotechnology 3.3%
88,000	Cytokinetics, Inc.*	2,074,160
20,000	Esperion Therapeutics, Inc.*	1,026,200
61,000	Inovio Pharmaceuticals, Inc.*	1,643,950
300,000	MEI Pharma, Inc.*	1,239,000
199,000	Sangamo Therapeutics, Inc.*	1,783,040

		7,766,350

	Building Products 1.0%
37,000	Patrick Industries, Inc.	2,266,250

	Communications Equipment 1.2%
243,000	Digi International, Inc.*	2,830,950

	Construction & Engineering 1.5%
138,357	Construction Partners, Inc., Class A*	2,457,220
19,000	NV5 Global, Inc.*	965,770

		3,422,990

	Data Processing & Outsourced Services 4.7%
79,000	I3 Verticals, Inc., Class A*	2,389,750
390,736	Paysign, Inc.*	3,794,047
98,899	Repay Holdings Corp.*	2,435,882
333,000	USA Technologies, Inc.*	2,334,330

		10,954,009

	Diversified Support Services 1.2%
1,943,000	Johnson Service Group plc (United Kingdom)	2,780,838

	Education Services 1.2%
105,499	Dadi Early-Childhood Education Group Ltd. (Taiwan)	662,809

WASATCH MICRO CAP VALUE FUND (WAMVX / WGMVX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
82,000	K12, Inc.*	$2,233,680

		2,896,489

	Electronic Equipment & Instruments 1.6%
157,000	Napco Security Technologies, Inc.*	3,672,230

	Electronic Manufacturing Services 1.7%
64,000	Fabrinet*	3,994,880

	Financial Exchanges & Data 1.6%
249,000	Open Lending Corp., Class A*	3,759,900

	Health Care Distributors 3.0%
4,161,922	Ibnsina Pharma S.A.E. (Egypt)	2,353,896
136,000	PetIQ, Inc.*	4,738,240

		7,092,136

	Health Care Equipment 4.8%
45,000	AtriCure, Inc.*	2,022,750
55,000	Cantel Medical Corp.	2,432,650
107,000	Inmode Ltd.* (Israel)	3,030,240
463,000	IRIDEX Corp.*	981,560
67,000	Tactile Systems Technology, Inc.*	2,775,810

		11,243,010

	Health Care Facilities 2.4%
53,000	Ensign Group, Inc. (The)	2,218,050
218,000	Joint Corp. (The)*	3,328,860

		5,546,910

	Health Care Services 2.0%
34,000	Addus HomeCare Corp.*	3,147,040
152,000	Viemed Healthcare, Inc.* (Canada)	1,456,629

		4,603,669

	Health Care Supplies 2.0%
61,000	OrthoPediatrics Corp.*	2,669,360
670,000	RTI Surgical Holdings, Inc.*	2,130,600

		4,799,960

	Health Care Technology 3.7%
72,000	Nexus AG (Germany)	3,165,055
24,000	Omnicell, Inc.*	1,694,880
283,000	OptimizeRx Corp.*	3,687,490

		8,547,425

	Heavy Electrical Equipment 1.4%
139,000	TPI Composites, Inc.*	3,248,430

	Home Furnishings 1.8%
158,000	Lovesac Co. (The)*	4,144,340

	Homebuilding 3.3%
26,000	LGI Homes, Inc.*	2,288,780
228,000	Skyline Champion Corp.*	5,549,520

		7,838,300

	Human Resource & Employment Services 0.4%
74,321	BG Staffing, Inc.	841,314

	Industrial Machinery 4.8%
21,000	John Bean Technologies Corp.	1,806,420
22,000	Kadant, Inc.	2,192,520
79,000	Kornit Digital Ltd.* (Israel)	4,217,020

WASATCH MICRO CAP VALUE FUND (WAMVX / WGMVX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
173,000	va-Q-tec AG* (Germany)	$3,101,190

		11,317,150

	Insurance Brokers 1.0%
32,000	Goosehead Insurance, Inc., Class A*	2,405,120

	Integrated Telecommunication Services 1.7%
244,098	Ooma, Inc.*	4,022,735

	Internet & Direct Marketing Retail 1.5%
300,171	Leaf Group Ltd.*	1,101,628
450,000	Trainline plc* (United Kingdom)	2,425,238

		3,526,866

	Internet Services & Infrastructure 1.1%
46,000	Tucows, Inc., Class A*	2,636,720

	Investment Banking & Brokerage 1.6%
462,000	JDC Group AG* (Germany)	3,689,948

	IT Consulting & Other Services 4.0%
236,000	Avant Corp. (Japan)	2,280,215
53,000	Endava plc, ADR* (United Kingdom)	2,559,900
164,000	Hackett Group, Inc. (The)	2,220,560
74,000	Virtusa Corp.*	2,402,780

		9,463,455

	Leisure Facilities 1.0%
1,245,000	Gym Group plc (The) (United Kingdom)	2,350,020

	Mortgage REITs 1.1%
273,000	Arbor Realty Trust, Inc.	2,522,520

	Office Services & Supplies 0.7%
133,000	Kimball International, Inc., Class B	1,537,480

	Oil & Gas Equipment & Services 0.8%
47,000	DMC Global, Inc.	1,297,200
347,834	Mitcham Industries, Inc.*	556,534

		1,853,734

	Packaged Foods & Meats 1.6%
45,000	Freshpet, Inc.*	3,764,700

	Pharmaceuticals 2.2%
308,640	Green Thumb Industries, Inc.*	3,085,628
85,000	Intra-Cellular Therapies, Inc.*	2,181,950

		5,267,578

	Regional Banks 1.8%
169,000	Esquire Financial Holdings, Inc.*	2,856,100
53,451	Sound Financial Bancorp, Inc.	1,269,996

		4,126,096

	Research & Consulting Services 2.7%
37,000	IR Japan Holdings Ltd. (Japan)	3,899,199
132,809	Red Violet, Inc.*	2,342,751

		6,241,950

	Restaurants 0.5%
83,000	Kura Sushi USA, Inc., Class A*	1,185,240

	Semiconductor Equipment 1.5%
71,000	Nova Measuring Instruments Ltd.* (Israel)	3,421,490

WASATCH MICRO CAP VALUE FUND (WAMVX / WGMVX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Semiconductors 1.7%
84,000	SiTime Corp.*	$3,982,440

	Technology Hardware, Storage & Peripherals 0.8%
42,000	MGI Digital Graphic Technology* (France)	1,836,717

	Thrifts & Mortgage Finance 2.2%
84,000	Axos Financial, Inc.*	1,854,720
427,596	Mortgage Advice Bureau Holdings Ltd. (United Kingdom)	3,194,902

		5,049,622

	Trading Companies & Distributors 2.1%
171,000	Hardwoods Distribution, Inc. (Canada)	2,068,223
144,000	Systemax, Inc.	2,957,760

		5,025,983

	Total Common Stocks (cost $163,901,653)	228,195,564

	CONVERTIBLE PREFERRED STOCKS 0.8%

	Oil & Gas Refining & Marketing 0.8%
664,141	Vertex Energy, Inc., Pfd., 10.00% PIK, Series B*** †	1,939,291

	Total Convertible Preferred Stocks (cost $1,963,837)	1,939,291

	LIMITED LIABILITY COMPANY MEMBERSHIP INTEREST 0.0%

	Pharmaceuticals 0.0%
50,528	Regenacy Pharmaceuticals, LLC* *** †	17,685

	Total Limited Liability Company Membership Interest (cost $30,001)	17,685

	WARRANTS 0.0%

	Oil & Gas Refining & Marketing 0.0%
250,000	Vertex Energy, Inc., expiring 12/24/2020* *** †	—

	Total Warrants (cost $95,000)	—

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.3%

	Repurchase Agreement 2.3%
$5,382,661	Repurchase Agreement dated 6/30/20, 0.00% due 7/1/20 with Fixed Income Clearing Corp. collateralized by $5,247,500 of United States Treasury Notes 1.250% due 8/31/24; value: $5,490,417; repurchase proceeds: $5,382,661 (cost $5,382,661)	$5,382,661

	Total Short-Term Investments (cost $5,382,661)	5,382,661

WASATCH MICRO CAP VALUE FUND (WAMVX / WGMVX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments (continued)

Value
Total Investments (cost $171,373,152) 100.8%§	$235,535,201
Liabilities less Other Assets (0.8%)	(1,811,885)

NET ASSETS 100.0%	$233,723,316

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at June 30, 2020, amounted to approximately $1,956,977, and represented 0.84% of net assets.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 17.76%.

ADR American Depositary Receipt.

PIK Payment In Kind.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At June 30, 2020, Wasatch Micro Cap Value Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	1.0
Canada	1.5
Egypt	1.0
France	2.2
Germany	4.3
Israel	4.7
Japan	4.6
Taiwan	0.3
United Kingdom	8.4
United States	72.0

Total	100.0%

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 96.5%

	Aerospace & Defense 1.4%
379,488	HEICO Corp., Class A	$30,829,605

	Airlines 1.4%
287,817	Allegiant Travel Co.	31,432,495

	Apparel Retail 0.9%
914,631	Boot Barn Holdings, Inc.*	19,719,444

	Application Software 17.8%
281,258	DocuSign, Inc.*	48,435,440
635,946	Five9, Inc.*	70,380,144
434,708	Globant S.A.* (Argentina)	65,140,994
261,180	HubSpot, Inc.*	58,595,733
1,906,740	Medallia, Inc.*	48,126,117
480,709	Paylocity Holding Corp.*	70,130,636
385,809	Zendesk, Inc.*	34,155,671

		394,964,735

	Automotive Retail 2.2%
875,347	Monro, Inc.	48,091,564

	Biotechnology 6.5%
314,108	ChemoCentryx, Inc.*	18,073,774
916,512	Cytokinetics, Inc.*	21,602,188
588,321	Denali Therapeutics, Inc.*	14,225,602
255,647	Esperion Therapeutics, Inc.*	13,117,248
1,266,141	Flexion Therapeutics, Inc.*	16,649,754
632,394	Frequency Therapeutics, Inc.*	14,703,161
548,238	Inovio Pharmaceuticals, Inc.*	14,775,014
700,324	MacroGenics, Inc.*	19,553,046
1,424,171	Sangamo Therapeutics, Inc.*	12,760,572

		145,460,359

	Building Products 1.3%
523,884	AAON, Inc.	28,441,662

	Data Processing & Outsourced Services 3.4%
488,272	Euronet Worldwide, Inc.*	46,786,223
1,147,510	Repay Holdings Corp.*	28,263,171

		75,049,394

	Electronic Equipment & Instruments 1.0%
958,216	nLight, Inc.*	21,329,888

	General Merchandise Stores 2.4%
556,405	Ollie’s Bargain Outlet Holdings, Inc.*	54,332,948

	Health Care Distributors 1.2%
772,863	PetIQ, Inc.*	26,926,547

	Health Care Equipment 1.9%
358,342	Cantel Medical Corp.	15,849,467
141,219	Insulet Corp.*	27,433,203

		43,282,670

	Health Care Facilities 2.8%
1,100,219	Ensign Group, Inc. (The)	46,044,165
671,469	Pennant Group, Inc. (The)*	15,175,200

		61,219,365

	Health Care Supplies 3.1%
497,305	Neogen Corp.*	38,590,868

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
701,232	Silk Road Medical, Inc.*	$29,374,609

		67,965,477

	Health Care Technology 1.6%
397,711	Inspire Medical Systems, Inc.*	34,608,811

	Home Improvement Retail 2.7%
1,028,580	Floor & Decor Holdings, Inc., Class A*	59,297,637

	Homebuilding 2.6%
648,800	LGI Homes, Inc.*	57,113,864

	Industrial Machinery 8.8%
1,085,112	Barnes Group, Inc.	42,927,031
977,701	Helios Technologies, Inc.	36,419,362
1,168,658	Kornit Digital Ltd.* (Israel)	62,382,964
401,305	RBC Bearings, Inc.*	53,790,922

		195,520,279

	Insurance Brokers 1.3%
379,396	Goosehead Insurance, Inc., Class A*	28,515,403

	Leisure Facilities 0.9%
315,472	Planet Fitness, Inc., Class A*	19,108,139

	Leisure Products 1.3%
654,967	YETI Holdings, Inc.*	27,986,740

	Life Sciences Tools & Services 5.6%
340,050	ICON plc* (Ireland)	57,284,823
718,310	Medpace Holdings, Inc.*	66,817,196

		124,102,019

	Managed Health Care 2.3%
865,832	HealthEquity, Inc.*	50,798,363

	Oil & Gas Equipment & Services 0.3%
245,075	DMC Global, Inc.	6,764,070

	Packaged Foods & Meats 2.4%
645,728	Freshpet, Inc.*	54,021,605

	Pharmaceuticals 0.8%
740,202	Intra-Cellular Therapies, Inc.*	19,000,985

	Regional Banks 2.3%
557,075	Eagle Bancorp, Inc.	18,244,206
804,175	Pinnacle Financial Partners, Inc.	33,767,309

		52,011,515

	Restaurants 1.7%
1,140,058	Chuy’s Holdings, Inc.* ‡‡	16,964,063
413,175	Shake Shack, Inc., Class A*	21,890,012

		38,854,075

	Semiconductors 2.7%
254,957	Monolithic Power Systems, Inc.	60,424,809

	Specialty Stores 3.8%
425,609	Five Below, Inc.*	45,501,858
1,294,178	National Vision Holdings, Inc.*	39,498,313

		85,000,171

	Systems Software 6.2%
425,860	CyberArk Software Ltd.* (Israel)	42,275,122
310,400	Proofpoint, Inc.*	34,491,648

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
858,338	Rapid7, Inc.*	$43,792,405
194,157	Varonis Systems, Inc.*	17,179,011

		137,738,186

	Trading Companies & Distributors 1.9%
367,558	SiteOne Landscape Supply, Inc.*	41,890,585

	Total Common Stocks (cost $1,434,215,901)	2,141,803,409

	PREFERRED STOCKS 0.6%

	Semiconductor Equipment 0.0%
677,966	Nanosys, Inc., Series D Pfd.* *** †	284,746
161,519	Nanosys, Inc., Series E Pfd.* *** †	188,977

		473,723

	Systems Software 0.6%
1,114,610	DataStax, Inc., Series E Pfd.* *** †	11,926,327

	Total Preferred Stocks (cost $10,184,941)	12,400,050

	LIMITED PARTNERSHIP INTEREST 0.0%

	Asset Management & Custody Banks 0.0%
1	Greenspring Global Partners II-B, L.P.* *** †	149,562
1	Greenspring Global Partners III-B, L.P.* *** †	68,675

		218,237

	Total Limited Partnership Interest (cost $1,083,091)	218,237

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.8%

	Repurchase Agreement 2.8%
$62,377,987	Repurchase Agreement dated 6/30/20, 0.00% due 7/1/20 with Fixed Income Clearing Corp. collateralized by $60,810,600 of United States Treasury Notes 1.250% due 8/31/24; value: $63,625,646; repurchase proceeds: $62,377,987 (cost $62,377,987)	$62,377,987

	Total Short-Term Investments (cost $62,377,987)	62,377,987

	Total Investments (cost $1,507,861,920) 99.9%	2,216,799,683
	Other Assets less Liabilities 0.1%	2,495,542

	NET ASSETS 100.0%	$2,219,295,225

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at June 30 , 2020, amounted to approximately $12,618,287, and represented 0.56% of net assets.

‡‡Affiliated company (see Note 6).

See Notes to Schedules of Investments.

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments (continued)

At June 30, 2020, Wasatch Small Cap Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	3.0
Ireland	2.7
Israel	4.9
United States	89.4

Total	100.0%

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.2%

	Advertising 1.1%
2,894,199	National CineMedia, Inc.	$8,595,771

	Aerospace & Defense 1.2%
124,895	HEICO Corp., Class A	10,146,470

	Airlines 2.2%
78,651	Allegiant Travel Co.	8,589,476
182,188	Copa Holdings S.A., Class A (Panama)	9,211,425

		17,800,901

	Apparel Retail 1.1%
792,642	American Eagle Outfitters, Inc.	8,639,798

	Application Software 3.7%
438,212	Ebix, Inc.	9,798,420
323,646	Medallia, Inc.*	8,168,825
355,432	Upland Software, Inc.*	12,354,817

		30,322,062

	Asset Management & Custody Banks 4.4%
595,355	Artisan Partners Asset Management, Inc., Class A	19,349,037
238,446	Hamilton Lane, Inc., Class A	16,064,107

		35,413,144

	Auto Parts & Equipment 1.1%
134,123	Dorman Products, Inc.*	8,995,630

	Automotive Retail 4.5%
568,538	Camping World Holdings, Inc., Class A	15,441,492
382,685	Monro, Inc.	21,024,714

		36,466,206

	Biotechnology 1.5%
106,583	Ligand Pharmaceuticals, Inc.*	11,921,309

	Building Products 1.6%
97,741	Trex Co., Inc.*	12,713,172

	Commercial Printing 1.4%
151,826	Cimpress plc*	11,590,397

	Commodity Chemicals 3.4%
1,423,955	Valvoline, Inc.	27,525,050

	Construction & Engineering 2.1%
985,089	Construction Partners, Inc., Class A*	17,495,181

	Data Processing & Outsourced Services 4.0%
218,873	Euronet Worldwide, Inc.*	20,972,411
460,301	Repay Holdings Corp.*	11,337,213

		32,309,624

	Diversified Banks 0.6%
3,241,795	City Union Bank Ltd. (India)	5,218,724

	Electrical Components & Equipment 1.0%
89,087	Regal Beloit Corp.	7,779,077

	Electronic Manufacturing Services 4.2%
473,370	Fabrinet*	29,547,756
195,457	Sanmina Corp.*	4,894,243

		34,441,999

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Financial Exchanges & Data 1.7%
915,552	Open Lending Corp., Class A*	$13,824,835

	General Merchandise Stores 2.0%
170,697	Ollie’s Bargain Outlet Holdings, Inc.*	16,668,562

	Health Care Facilities 2.7%
523,368	Ensign Group, Inc. (The)	21,902,951

	Health Care REITs 0.9%
194,809	LTC Properties, Inc.	7,338,455

	Health Care Services 1.6%
73,085	LHC Group, Inc.*	12,740,177

	Heavy Electrical Equipment 0.9%
219,804	AZZ, Inc.	7,543,673

	Home Furnishings 1.0%
309,474	Lovesac Co. (The)*	8,117,503

	Homebuilding 3.2%
173,668	LGI Homes, Inc.*	15,287,994
449,512	Skyline Champion Corp.*	10,941,122

		26,229,116

	Human Resource & Employment Services 0.9%
110,477	ManpowerGroup, Inc.	7,595,294

	Industrial Machinery 8.9%
567,513	Altra Industrial Motion Corp.	18,080,964
179,643	Barnes Group, Inc.	7,106,677
318,376	Helios Technologies, Inc.	11,859,506
350,328	Kadant, Inc.	34,913,689

		71,960,836

	Industrial REITs 2.2%
1,231,206	Monmouth Real Estate Investment Corp.	17,840,175

	Investment Banking & Brokerage 2.1%
556,004	Moelis & Co., Class A	17,325,085

	Leisure Facilities 1.2%
155,285	Planet Fitness, Inc., Class A*	9,405,612

	Leisure Products 1.2%
228,281	YETI Holdings, Inc.*	9,754,447

	Life Sciences Tools & Services 2.1%
101,637	ICON plc* (Ireland)	17,121,769

	Mortgage REITs 1.7%
1,465,700	Arbor Realty Trust, Inc.	13,543,068

	Office Services & Supplies 0.8%
276,898	Herman Miller, Inc.	6,537,562

	Oil & Gas Equipment & Services 1.0%
384,080	Cactus, Inc., Class A	7,923,570

	Oil & Gas Exploration & Production 0.7%
979,314	Magnolia Oil & Gas Corp., Class A*	5,934,643

	Personal Products 1.1%
232,250	Nu Skin Enterprises, Inc., Class A	8,878,917

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Pharmaceuticals 0.8%
243,854	Intra-Cellular Therapies, Inc.*	$6,259,732

	Property & Casualty Insurance 0.8%
207,818	Employers Holdings, Inc.	6,265,713

	Regional Banks 7.2%
389,243	Bank OZK	9,135,533
1,025,364	Boston Private Financial Holdings, Inc.	7,054,504
454,165	FB Financial Corp.	11,249,667
335,898	Pinnacle Financial Partners, Inc.	14,104,357
599,273	Webster Financial Corp.	17,145,201

		58,689,262

	Restaurants 0.7%
54,465	Cracker Barrel Old Country Store, Inc.	6,040,713

	Semiconductor Equipment 2.3%
385,358	Nova Measuring Instruments Ltd.* (Israel)	18,570,402

	Semiconductors 1.5%
641,877	Tower Semiconductor Ltd.* (Israel)	12,253,432

	Specialized REITs 2.1%
594,439	National Storage Affiliates Trust	17,036,622

	Specialty Chemicals 2.9%
210,923	Innospec, Inc.	16,293,802
149,554	Minerals Technologies, Inc.	7,018,569

		23,312,371

	Technology Hardware, Storage & Peripherals 1.0%
525,294	Xerox Holdings Corp.	8,031,745

	Thrifts & Mortgage Finance 1.5%
543,707	Axos Financial, Inc.*	12,005,051

	Trucking 1.4%
269,213	Knight-Swift Transportation Holdings, Inc.	11,228,874

	Total Common Stocks (cost $740,833,364)	805,254,682

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.8%

	Repurchase Agreement 0.8%
$6,883,338	Repurchase Agreement dated 6/30/20, 0.00% due 7/1/20 with Fixed Income Clearing Corp. collateralized by $6,710,400 of United States Treasury Notes 1.250% due 8/31/24; value: $7,021,038; repurchase proceeds: $6,883,338 (cost $6,883,338)	$6,883,338

	Total Short-Term Investments (cost $6,883,338)	6,883,338

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments (continued)

Value
Total Investments (cost $747,716,702) 100.0%§	$812,138,020
Other Assets less Liabilities <0.1%	235,958

NET ASSETS 100.0%	$812,373,978

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 0.64%.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At June 30, 2020, Wasatch Small Cap Value Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
India	0.7
Ireland	2.1
Israel	3.8
Panama	1.1
United States	92.3

Total	100.0%

WASATCH ULTRA GROWTH FUND (WAMCX / WGMCX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 93.3%

	Alternative Carriers 1.7%
214,738	Bandwidth, Inc., Class A*	$27,271,726

	Application Software 14.7%
187,890	Avalara, Inc.*	25,006,280
146,896	DocuSign, Inc.*	25,296,960
273,689	Five9, Inc.*	30,289,162
129,192	Globant S.A.* (Argentina)	19,359,421
121,724	HubSpot, Inc.*	27,308,780
835,970	Medallia, Inc.*	21,099,883
218,126	Paylocity Holding Corp.*	31,822,402
2,349,045	Pexip Holding ASA* (Norway)	20,500,224
325,340	Zendesk, Inc.*	28,802,350

		229,485,462

	Automotive Retail 1.8%
632,798	Camping World Holdings, Inc., Class A	17,186,793
183,722	Monro, Inc.	10,093,687

		27,280,480

	Biotechnology 16.3%
554,288	Atara Biotherapeutics, Inc.*	8,075,976
809,777	Castle Biosciences, Inc.*	30,520,495
258,680	ChemoCentryx, Inc.*	14,884,447
813,099	Cytokinetics, Inc.*	19,164,743
236,486	Denali Therapeutics, Inc.*	5,718,231
472,700	Esperion Therapeutics, Inc.*	24,254,237
257,705	Exact Sciences Corp.*	22,404,873
1,084,475	Flexion Therapeutics, Inc.*	14,260,846
840,938	Frequency Therapeutics, Inc.*	19,551,809
720,469	Inovio Pharmaceuticals, Inc.*	19,416,640
165,426	Ligand Pharmaceuticals, Inc.*	18,502,898
815,592	MacroGenics, Inc.*	22,771,329
2,827,274	MEI Pharma, Inc.*	11,676,642
2,091,649	Sangamo Therapeutics, Inc.*	18,741,175
1,407,074	Selecta Biosciences, Inc.*	3,996,090

		253,940,431

	Building Products 1.7%
197,751	Trex Co., Inc.*	25,721,473

	Construction & Engineering 0.6%
176,827	NV5 Global, Inc.*	8,988,116

	Data Processing & Outsourced Services 1.3%
203,144	Repay Holdings Corp.*	5,003,437
144,848	Square, Inc., Class A*	15,200,349

		20,203,786

	Diversified Banks 0.3%
2,489,169	City Union Bank Ltd. (India)	4,007,128

	Electronic Equipment & Instruments 1.7%
1,181,533	nLight, Inc.*	26,300,925

	Electronic Manufacturing Services 0.8%
75,925	IPG Photonics Corp.*	12,177,611

	Financial Exchanges & Data 1.5%
258,188	Open Lending Corp., Class A*	3,898,639

WASATCH ULTRA GROWTH FUND (WAMCX / WGMCX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
322,862	Tradeweb Markets, Inc., Class A	$18,771,196

		22,669,835

	Food Retail 2.8%
1,063,544	Grocery Outlet Holding Corp.*	43,392,595

	General Merchandise Stores 1.6%
260,399	Ollie’s Bargain Outlet Holdings, Inc.*	25,427,962

	Health Care Equipment 6.9%
538,780	AtriCure, Inc.*	24,218,161
1,313,238	CryoLife, Inc.*	25,174,772
513,406	Glaukos Corp.*	19,725,059
48,411	Insulet Corp.*	9,404,321
294,399	Tandem Diabetes Care, Inc.*	29,121,949

		107,644,262

	Health Care Services 0.4%
501,312	Exagen, Inc.*	6,221,282

	Health Care Supplies 2.7%
995,187	Silk Road Medical, Inc.*	41,688,383

	Health Care Technology 5.1%
362,377	Inspire Medical Systems, Inc.*	31,534,046
409,315	Tabula Rasa HealthCare, Inc.*	22,401,810
110,649	Veeva Systems, Inc., Class A*	25,938,339

		79,874,195

	Heavy Electrical Equipment 1.0%
646,957	TPI Composites, Inc.*	15,119,385

	Home Furnishings 1.0%
903,594	Purple Innovation, Inc.*	16,264,692

	Home Improvement Retail 2.0%
548,117	Floor & Decor Holdings, Inc., Class A*	31,598,945

	Homebuilding 2.5%
256,222	LGI Homes, Inc.*	22,555,223
702,734	Skyline Champion Corp.*	17,104,545

		39,659,768

	Industrial Machinery 3.2%
240,288	Barnes Group, Inc.	9,505,793
79,125	John Bean Technologies Corp.	6,806,333
632,338	Kornit Digital Ltd.* (Israel)	33,754,202

		50,066,328

	Industrial REITs 0.9%
938,929	Monmouth Real Estate Investment Corp.	13,605,081

	Insurance Brokers 0.7%
154,259	Goosehead Insurance, Inc., Class A*	11,594,106

	Internet & Direct Marketing Retail 2.1%
2,378,802	Trainline plc* (United Kingdom)	12,820,359
98,375	Wayfair, Inc., Class A*	19,439,884

		32,260,243

	IT Consulting & Other Services 1.3%
415,639	Endava plc ADR* (United Kingdom)	20,075,364

	Life Sciences Tools & Services 1.2%
108,334	ICON plc* (Ireland)	18,249,946

WASATCH ULTRA GROWTH FUND (WAMCX / WGMCX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Oil & Gas Equipment & Services 0.4%
738,838	Solaris Oilfield Infrastructure, Inc., Class A	$5,482,178

	Packaged Foods & Meats 2.1%
400,500	Freshpet, Inc.*	33,505,830

	Pharmaceuticals 1.7%
707,597	BioDelivery Sciences International, Inc.*	3,085,123
786,020	Intra-Cellular Therapies, Inc.*	20,177,134
526,410	Optinose, Inc.*	3,916,490

		27,178,747

	Regional Banks 2.2%
678,448	Bank OZK	15,923,175
110,478	Eagle Bancorp, Inc.	3,618,155
376,698	Esquire Financial Holdings, Inc.*	6,366,196
197,467	Pinnacle Financial Partners, Inc.	8,291,639

		34,199,165

	Restaurants 0.4%
440,343	Chuy’s Holdings, Inc.*	6,552,304

	Semiconductor Equipment 1.0%
337,399	Nova Measuring Instruments Ltd.* (Israel)	16,259,258

	Semiconductors 1.6%
91,052	Monolithic Power Systems, Inc.	21,579,324
42,910	NVE Corp.	2,653,125

		24,232,449

	Specialty Chemicals 1.0%
157,944	Balchem Corp.	14,982,568

	Specialty Stores 2.4%
344,101	Five Below, Inc.*	36,787,838

	Systems Software 1.8%
257,381	Proofpoint, Inc.*	28,600,177

	Trucking 0.9%
340,768	Knight-Swift Transportation Holdings, Inc.	14,213,433

	Total Common Stocks (cost $1,080,178,203)	1,452,783,457

	PREFERRED STOCKS 0.0%

	Semiconductor Equipment 0.0%
169,492	Nanosys, Inc., Series D Pfd.* *** †	71,187
40,380	Nanosys, Inc., Series E Pfd.* *** †	47,244

		118,431

	Total Preferred Stocks (cost $546,237)	118,431

	LIMITED PARTNERSHIP INTEREST 0.0%

	Asset Management & Custody Banks 0.0%
1	Greenspring Global Partners II-B, L.P.* *** †	134,603
1	Greenspring Global Partners III-B, L.P.* *** †	68,675

		203,278

	Total Limited Partnership Interest (cost $978,351)	203,278

WASATCH ULTRA GROWTH FUND (WAMCX / WGMCX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	WARRANTS 0.1%

	Biotechnology 0.1%
636,960	Selecta Biosciences, Inc.,12/23/2024* *** †	$1,019,136

	Total Warrants (cost $79,620)	1,019,136

Principal Amount		Value
	SHORT-TERM INVESTMENTS 7.7%

	Repurchase Agreement 7.7%
$119,759,243	Repurchase Agreement dated 6/30/20, 0.00% due 7/1/20 with Fixed Income Clearing Corp. collateralized by $116,749,900 of United States Treasury Notes 1.250% due 8/31/24; value: $122,154,489; repurchase proceeds: $119,759,243 (cost $119,759,243)	$119,759,243

	Total Short-Term Investments (cost $119,759,243)	119,759,243

	Total Investments (cost $1,201,541,654) 101.1%§	1,573,883,545
	Liabilities less Other Assets (1.1%)	(16,954,451)

	NET ASSETS 100.0%	$1,556,929,094

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at June 30, 2020, amounted to approximately $1,340,845, and represented 0.08% of net assets.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 1.08%.

ADR American Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At June 30, 2020, Wasatch Ultra Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	1.3
India	0.3
Ireland	1.3
Israel	3.4
Norway	1.4
United Kingdom	2.3
United States	90.0

Total	100.0%

WASATCH-HOISINGTON U.S. TREASURY FUND (WHOSX)	JUNE 30, 2020 (UNAUDITED)

Schedule of Investments

Principal Amount		Value
	U.S. GOVERNMENT OBLIGATIONS 97.7%
$87,900,000	U.S. Treasury Bond, 2.25%, 8/15/46	$104,254,207
57,000,000	U.S. Treasury Bond, 2.25%, 8/15/49	68,549,180
25,150,000	U.S. Treasury Bond, 2.50%, 2/15/45	31,022,918
19,000,000	U.S. Treasury Bond, 2.875%, 5/15/49	25,704,922
45,530,000	U.S. Treasury Bond, 3.00%, 8/15/48	62,614,421
33,000,000	U.S. Treasury Strip, principal only, 8/15/40	25,829,793
96,000,000	U.S. Treasury Strip, principal only, 5/15/44	67,816,576
136,700,000	U.S. Treasury Strip, principal only, 8/15/45	94,295,821

	Total U.S. Government Obligations (cost $383,185,363)	480,087,838

	SHORT-TERM INVESTMENTS 1.6%

	Repurchase Agreement 1.6%
7,869,109	Repurchase Agreement dated 6/30/20, 0.00% due 7/1/20 with Fixed Income Clearing Corp. collateralized by $7,671,400 of United States Treasury Notes 1.250%due 8/31/24; value $8,026,525; repurchase proceeds: $7,869,109 (cost $7,869,109)	7,869,109

	Total Short-Term Investments (cost $7,869,109)	7,869,109

	Total Investments (cost $391,054,472) 99.3%	487,956,947
	Other Assets less Liabilities 0.7%	3,512,767

	NET ASSETS 100.0%	$491,469,714

	See Notes to Schedules of Investments.

WASATCH FUNDS – Notes to Schedule of Investments	JUNE 30, 2020 (UNAUDITED)

1. ORGANIZATION

Wasatch Funds Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and consists of 17 series or funds (each a “Fund” and collectively the “Funds”). The Core Growth Fund, Emerging India Fund, Emerging Markets Select Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Global Opportunities Fund, Global Value Fund, International Growth Fund, International Opportunities Fund, Micro Cap Fund, Micro Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Ultra Growth Fund, and Wasatch-Hoisington U.S. Treasury Fund (“U.S. Treasury Fund”) (sub-advised) are each a diversified fund. The Global Select Fund and International Select Fund are each a non-diversified fund. Each Fund maintains its own investment objective(s).

On November 9, 2011, the Trust re-designated the shares of the Funds into Investor Class shares effective January 31, 2012, and authorized and designated a new Institutional Class of shares in the Funds. Currently 16 funds offer Institutional Class shares: Core Growth Fund, Global Value Fund and Small Cap Value Fund, which commenced operations on January 31, 2012, Emerging Markets Select Fund, which commenced operations on December 13, 2012 and Emerging India Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Global Opportunities Fund, International Growth Fund, International Opportunities Fund and Small Cap Growth Fund, which commenced operations on February 1, 2016, International Select Fund and Global Select Fund, which commenced operations on October 1, 2019 and Wasatch Ultra Growth Fund, Wasatch Micro Cap Fund and Wasatch Micro Cap Value Fund, which commenced operations on January 31, 2020. Each class of shares for each Fund has identical rights and privileges except with respect to purchase minimums, distribution and service charges, shareholder services, voting rights on matters affecting a single class of shares, and the exchange and conversion features. The Funds have entered into an investment advisory agreement with Wasatch Advisors, Inc., d/b/a Wasatch Global Investors, as investment advisor (the “Advisor” or “Wasatch”).

The Core Growth, Emerging India, Emerging Markets Select, Emerging Markets Small Cap, Frontier Emerging Small Countries, Global Opportunities, Global Select, Global Value, International Growth, International Opportunities, International Select, Micro Cap, Micro Cap Value, Small Cap Growth, Small Cap Value and Ultra Growth Funds are referred to herein as the “Equity Funds.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant policies related to investments of the Funds held at June 30, 2020. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation of Securities – All investments in securities are recorded at their estimated fair value as described in Note 8.

Foreign Currency Translations – Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

Investment in Securities and Related Investment Income – Security transactions are accounted for on the trade date. Gains or losses on securities sold are determined on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Fund is informed of the dividend. Interest income and estimated expenses are accrued daily. Bond discount and premiums are amortized using the interest method. To the extent dividends received include return of capital or capital gain distributions, such distributions are recorded as a reduction to cost of the related security or as realized gain or loss.

For financial purposes the estimate on all REIT rates are based on prior year average rates made public by the REITs. To obtain these rates we utilize a service through Wall Street Concepts which gathers and disseminates the information. Prior to filing the tax returns the REIT rates are trued up for actual rates. The differences between the actual verses the trued-up rates are captured in the next fiscal year’s financial process.

WASATCH FUNDS – Notes to Financial Statements	JUNE 30, 2020 (UNAUDITED)

3. SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements – The Funds may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase and the fund to resell the obligation at an agreed upon price and time. The market value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the fund has the right to use the collateral to offset losses incurred.

Participation Notes – Certain Funds may invest in Participation Notes (P-Notes). P-Notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow a fund to gain exposure to common stocks in markets in which the fund is currently not approved to directly invest, or in markets that prohibit direct investment by foreign purchasers. While the holder of a P-Note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights. Income received from P-Notes is recorded as dividend income in the Statement of Operations. P-Notes are considered general unsecured contractual obligations of the bank or broker-dealer. Risks associated with P-Notes include the possible failure of a counterparty (i.e., the issuing bank or broker-dealer) to perform in accordance with the terms of the agreement, inability to transfer or liquidate the notes, potential delays or an inability to redeem the notes before maturity under certain market conditions, and limited legal recourse against the issuer of the underlying common stock.

4. FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts – The Funds may enter into foreign currency contracts to settle planned purchases or sales of securities or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. Foreign currency contracts are agreements between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in currency exchange rates. Foreign currency contracts are marked-to-market daily and the change in market value is recorded by a fund as unrealized appreciation or depreciation. When a foreign currency contract is closed, the fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Schedule of Investments. In addition, a fund could be exposed to credit risk if a counterparty is unable or unwilling to meet the terms of the contracts or if the value of the currency changes unfavorably. In connection with these contracts, the Funds may segregate cash and/or securities in a sufficient amount as collateral in accordance with the terms of the respective contracts.

5. FEDERAL INCOME TAX INFORMATION

As of June 30, 2020, the cost and unrealized appreciation (depreciation) of securities on a tax basis were as follows:

	Core Growth Fund	Emerging India Fund	Emerging Markets Select Fund	Emerging Markets Small Cap Fund	Frontier Emerging Small Countries Fund
Cost	$1,905,729,325	$208,567,254	$36,445,513	$214,400,150	$45,820,789

Gross appreciation	$808,701,184	$49,529,937	$18,519,724	$162,853,881	$10,482,603
Gross (depreciation)	(132,743,000)	(15,591,118)	(2,517,897)	(27,616,160)	(6,598,037)

Net appreciation	$675,958,184	$33,938,819	$16,001,827	$135,237,721	$3,884,566

WASATCH FUNDS – Notes to Financial Statements	JUNE 30, 2020 (UNAUDITED)

FEDERAL INCOME TAX INFORMATION (continued)

	Global Opportunities Fund	Global Select Fund	Global Value Fund	International Growth Fund	International Opportunities Fund
Cost	$83,322,345	$9,721,566	$114,241,691	$657,172,754	$372,367,253

Gross appreciation	$51,405,283	$1,519,563	$8,228,600	$296,405,609	$233,619,525
Gross (depreciation)	(7,861,591)	(261,746)	(16,932,615)	(19,320,686)	(16,033,998)

Net appreciation	$43,543,692	$1,257,817	$(8,704,015)	$277,084,923	$217,585,527

	International Select Fund	Micro Cap Fund	Micro Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund
Cost	$3,409,083	$506,179,782	$173,899,464	$1,511,613,977	$753,468,072

Gross appreciation	$516,615	$197,595,951	$68,821,853	$791,690,305	$125,221,664
Gross (depreciation)	(120,021)	(16,748,211)	(7,186,116)	(86,504,599)	(66,551,716)

Net appreciation	$396,594	$180,847,740	$61,635,737	$705,185,706	$58,669,948

	Ultra Growth Fund	U.S. Treasury Fund
Cost	$1,207,792,680	$391,525,113

Gross appreciation	$407,024,080	$96,431,834
Gross (depreciation)	(40,933,215)	—

Net appreciation	$366,090,865	$96,431,834

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to the tax deferral of losses on wash sales.

6. TRANSACTIONS WITH AFFILIATES

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The following Funds conducted transactions during the period ended June 30, 2020 with an “affiliated company” as so defined:

	Balance 9/30/2019	Purchases/ Additions	Sales/ Reductions	Balance 6/30/2020	Dividends Credited to Income for the period ended 6/30/2020	Gain (Loss) Realized on Sale of Shares for the period ended 6/30/2020	Change in Unrealized Appreciation for the period ended 6/30/2020
Micro Cap Fund
IM Cannabis Corp.	$3,007,813	$2,345,756	$—	$9,359,219	$—	$—	$4,005,650
Transcat, Inc.	10,031,463	4,704,334	(1,818,449)	12,864,962	—	25,007	(77,393)

	$13,039,276	$7,050,090	$(1,818,449)	$22,224,181	$—	$25,007	$3,928,257

Small Cap Growth Fund
Chuy’s Holdings Inc.	$15,835,134	$9,289,276	$—	$16,964,063	$—	$—	$(8,160,347)

7. RESTRICTED SECURITIES

The Funds may own investments that were purchased through private placement transactions or under Rule 144A of the Securities Act of 1933 (the “Securities Act”) and cannot be sold without prior registration under the Securities Act or may be limited due to certain restrictions. These securities are generally deemed to be illiquid and are valued at fair value as determined by a designated Pricing Committee of the Advisor (“Pricing Committee”), comprised of personnel of the Advisor, with oversight by the Board of Trustees and in accordance with Board-approved Pricing Policies and Procedures. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At June 30, 2020, the Funds held the following restricted securities:

WASATCH FUNDS – Notes to Financial Statements	JUNE 30, 2020 (UNAUDITED)

RESTRICTED SECURITIES (continued)

	Security Type	Acquisition Date	Cost	Fair Value	Value as % of Net Assets
Micro Cap Fund
Selecta Biosciences, Inc., expiring 12/23/2024	Warrants	12/19/19	$64,059	$819,944	0.12%

Micro Cap Value Fund
Regenacy Pharmaceuticals, LLC	LLC Membership Interest	12/21/16	$30,001	$17,685	0.01%
Vertex Energy, Inc., Pfd., 10.00% PIK Series B	Convertible Preferred Stock	6/22/15 – 4/9/20	1,963,837	1,939,291	0.83%
Vertex Energy, Inc., expiring 12/24/2020	Warrants	6/22/15	95,000	—	—%
			$2,088,838	$1,956,976	0.84%

Small Cap Growth Fund
DataStax, Inc., Series E Pfd.	Preferred Stock	8/12/14	$8,000,002	$11,926,327	0.54%
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 – 3/13/17	1,078,530	149,562	0.01%
Greenspring Global Partners III-B, L.P.	LP Interest	3/16/06 – 6/29/17	4,561	68,675	0.00%
Nanosys, Inc., Series D Pfd.	Preferred Stock	11/8/05	2,000,000	284,746	0.01%
Nanosys, Inc., Series E Pfd.	Preferred Stock	8/13/10	184,939	188,977	0.01%

			$11,268,032	$12,618,287	0.57%

Ultra Growth Fund
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/09 – 3/31/17	$972,778	$134,603	0.01%
Greenspring Global Partners III-B, L.P.	LP Interest	3/16/06 – 6/29/17	5,573	68,675	0.00%
Nanosys, Inc., Series D Pfd.	Preferred Stock	11/8/05	500,002	71,187	0.01%
Nanosys, Inc., Series E Pfd.	Preferred Stock	8/13/10	46,235	47,244	0.00%
Selecta Biosciences, Inc., expiring 12/23/2024	Warrants	12/19/19	79,620	1,019,136	0.07%

			$1,604,208	$1,340,845	0.09%

8. FAIR VALUE MEASUREMENTS AND INVESTMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds use various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP established a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The inputs may include quoted prices for the identical investment on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether a security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

WASATCH FUNDS – Notes to Financial Statements	JUNE 30, 2020 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Equity Securities (common and preferred stock) – Securities are valued as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on the valuation date. Equity securities and listed warrants are valued using a commercial pricing service at the last quoted sales price taken from the primary market in which each security trades and, with respect to equity securities traded on the National Association of Securities Dealer Automated Quotation (“NASDAQ”) system, such securities are valued using the NASDAQ Official Closing Price (“NOCP”) or last sales price if no NOCP is available. If there are no sales on the primary exchange or market on a day, then the security shall be valued at the mean of the last bid and ask price on the primary exchange or market as provided by a pricing service. If the mean cannot be calculated or there is no trade activity on a day, then the security shall be valued at the previous trading day’s price as provided by a pricing service. In some instances, particularly on foreign exchanges, an official close or evaluated price may be used if the pricing service is unable to provide the last trade or most recent mean price. To the extent that these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Additionally, a fund’s investments are valued at fair value by the Pricing Committee if the Advisor determines that an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the fund’s share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing Committee determines the fair value of affected securities by considering factors including, but not limited to: index options and futures traded subsequent to the close; American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as Standard & Poor’s Depositary Receipts (“SPDRs”) and other exchange-traded funds (“ETFs”); and alternative market quotes on the affected securities. When applicable, the Funds use a systematic fair valuation model provided by an independent third party to assist in adjusting the valuation of foreign securities. When a Fund uses this fair value pricing method, the values assigned to the Fund’s foreign securities may not be the quoted or published prices of the investments on their primary markets or exchanges, and the securities are categorized in Level 2 of the fair value hierarchy. These valuation procedures apply equally to long or short equity positions in a fund.

Participation Notes – Investments are valued at the market price of the underlying security. Counterparty risk is regularly reviewed and considered for valuation. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

Corporate Debt Securities – Investments are valued at current market value by a pricing service, or by using the last sale or bid price based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications. Although most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

Short-Term Notes – Investments maturing in 60 days or less at the time of purchase, are generally valued at amortized cost, unless it is determined that the amortized cost method would not represent fair value, in which case the securities are marked-to-market. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

Asset-Backed Securities – Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications, new issue data, monthly payment information and collateral performance. Although most asset-backed securities are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

U.S. Government Issuers – Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications. Although most U.S. government bonds are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

WASATCH FUNDS – Notes to Financial Statements	JUNE 30, 2020 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Derivative Instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Exchange-traded options are valued at the last sale price in the market where they are principally traded. If there are no sales on the primary exchange or market on a given day, then the option is valued at the mean of the last bid price and ask price on the primary exchange or market as provided by a pricing service. Forward foreign currency contracts are valued at the market rate provided by the pricing service and categorized as Level 2.

Restricted Securities – If market quotations are not readily available for the Funds’ investments in securities such as restricted securities, private placements, securities for which trading has been halted or other illiquid securities, these investments are valued at fair value in accordance with Board-approved Pricing Policies and Procedures by the Pricing Committee with oversight by the Board of Trustees. Fair value is defined as the price that would be received upon the sale of an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date under current market conditions. For each applicable investment that is fair valued, the Pricing Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, a stated net asset value (NAV) for the partnership, if applicable, and other relevant factors. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on days the NYSE is closed, which could result in differences between the value of a fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the fund for financial reporting purposes.

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Funds’ assets and liabilities:

If the securities of an Asset Class are all the same level, the asset class is shown in total. If the securities of an Asset Class cross levels, the level with the smallest number of categories and with multiple levels within a category is displayed by category. The remaining categories that do not cross levels are combined into the “Other” category.

The valuation techniques used by the Funds to measure fair value for the period ended June 30, 2020 maximized the use of observable inputs and minimized the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/20
Core Growth Fund
Assets
Common Stocks
	Diversified Banks	$—	$15,131,135	$—	$15,131,135
	Other	2,538,924,327	—	—	2,538,924,327
Short-Term Investments		—	27,632,047		27,632,047

		$2,538,924,327	$42,763,182	$—	$2,581,687,509

Emerging India Fund
Assets
Common Stocks
	Apparel, Accessories & Luxury Goods	$—	$6,928,144	$—	$6,928,144
	Brewers	—	7,247,195	—	7,247,195
	Commodity Chemicals	—	12,125,598	—	12,125,598
	Consumer Finance	—	28,849,148	—	28,849,148

WASATCH FUNDS – Notes to Financial Statements	JUNE 30, 2020 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/20
	Department Stores	$—	$9,473,357	$—	$9,473,357
	Diversified Banks	—	27,517,981	—	27,517,981
	Diversified Chemicals	—	9,122,026	—	9,122,026
	Food Retail	—	7,863,081	—	7,863,081
	Health Care Services	—	10,262,160	—	10,262,160
	Industrial Conglomerates	—	5,886,503	—	5,886,503
	Industrial Machinery	—	5,242,548	—	5,242,548
	Interactive Media & Services	—	11,108,740	—	11,108,740
	IT Consulting & Other Services	—	21,902,044	—	21,902,044
	Life & Health Insurance	—	5,945,521	—	5,945,521
	Life Sciences Tools & Services	—	13,736,586	—	13,736,586
	Packaged Foods & Meats	—	11,641,095	—	11,641,095
	Personal Products	—	2,915,445	—	2,915,445
	Property & Casualty Insurance	—	11,156,168	—	11,156,168
	Regional Banks	—	11,341,866	—	11,341,866
	Specialty Chemicals	—	5,199,496	—	5,199,496
	Thrifts & Mortgage Finance	—	13,068,711	—	13,068,711
	Other	3,972,660	—	—	3,972,660

		$3,972,660	$238,533,413	$—	$242,506,073

Emerging Markets Select Fund
Assets
Common Stocks
	Apparel, Accessories & Luxury Goods	$—	$754,837	$—	$754,837
	Consumer Finance	—	3,625,449	—	3,625,449
	Departmental Stores	—	734,335		734,335
	Diversified Banks	—	4,344,275	—	4,344,275
	Diversified Chemicals	—	809,422	—	809,422
	Electrical Components & Equipment	787,344	1,730,229	—	2,517,573
	Health Care Equipment	—	1,280,227	—	1,280,227
	Health Care Technology		795,707		795,707
	Industrial Machinery	—	1,375,342	—	1,375,342
	Interactive Media & Services	—	1,565,102	—	1,565,102
	IT Consulting & Other Services	—	1,389,245	—	1,389,245
	Life & Health Insurance	—	1,149,666	—	1,149,666
	Life Sciences Tools & Services	—	1,275,714	—	1,275,714
	Packaged Foods & Meats	—	2,814,235	—	2,814,235
	Personal Products	—	894,406	—	894,406
	Pharmaceuticals	—	936,266	—	936,266
	Property & Casualty Insurance	530,337	1,518,140	—	2,048,477
	Regional Banks	—	574,331	—	574,331
	Semiconductors	—	4,813,713	—	4,813,713
	Specialized Finance	—	682,779	—	682,779
	Specialty Chemicals	—	1,067,628	—	1,067,628
	Thrifts & Mortgage Finance	—	352,852	—	352,852
	Other	15,945,155	—	—	15,945,155
Preferred Stocks		700,604	—	—	700,604

		$17,963,440	$34,483,900	$—	$52,447,340

Emerging Markets Small Cap Fund
Assets
Common Stocks
	Commodity Chemicals	$—	$8,828,473	$—	$8,828,473
	Consumer Finance	3,445,328	17,543,585	—	20,988,913
	Data Processing & Outsourced Services	—	3,293,675	—	3,293,675
	Department Stores	—	4,267,414	—	4,267,414
	Distillers & Vintners	—	5,384,779	—	5,384,779
	Diversified Banks	—	11,029,848	—	11,029,848
	Diversified Chemicals	—	5,870,737	—	5,870,737
	Drug Retail	11,373,227	5,847,516	—	17,220,743
	Electrical Components & Equipment	—	18,199,274	—	18,199,274
	Electronic Equipment & Instruments	—	5,675,196	—	5,675,196
	Health Care Equipment	—	12,039,481	—	12,039,481
	Health Care Services	—	8,859,935	—	8,859,935
	Home Improvement Retail	—	4,412,365	—	4,412,365
	Industrial Conglomerates	—	5,525,526	—	5,525,526
	Insurance Brokers	—	7,659,421	—	7,659,421
	Interactive Media & Services	—	8,449,484	—	8,449,484
	Internet & Direct Marketing Retail	—	2,869,448	—	2,869,448
	IT Consulting & Other Services	—	16,365,966	—	16,365,966
	Packaged Foods & Meats	—	16,795,229	—	16,795,229

WASATCH FUNDS – Notes to Financial Statements	JUNE 30, 2020 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/20
	Pharmaceuticals	$—	$—	$16,795	$16,795
	Property & Casualty Insurance	7,156,579	10,635,765	—	17,792,344
	Regional Banks	2,093,038	13,719,066	—	15,812,104
	Semiconductors	—	53,061,972	—	53,061,972
	Systems Software	—	6,197,258	—	6,197,258
	Thrifts & Mortgage Finance	—	3,424,844	—	3,424,844
	Other	62,916,796	—	—	62,916,796
Preferred Stocks		—	6,483,356	—	6,483,356
Short-Term Investments		—	196,495	—	196,495

		$86,984,968	$262,636,108	$16,795	$349,637,871

Frontier Emerging Small Countries Fund
Assets
Common Stocks
	Asset Management & Custody Banks	$—	$1,185,063	$—	$1,185,063
	Brewers	—	328,591	—	328,591
	Consumer Finance	1,236,379	3,598,728	—	4,835,107
	Data Processing & Outsourced Services	90,877	464,950	—	555,827
	Diversified Banks	211,600	5,837,193	—	6,048,793
	Drug Retail	2,325,052	500,814	—	2,825,866
	Food Retail	1,542,314	684,788	—	2,227,102
	Health Care Distributors	—	530,756	—	530,756
	Home Improvement Retail	—	340,513	—	340,513
	Insurance Brokers	—	2,503,986	—	2,503,986
	Internet & Direct Marketing Retail	—	644,578	—	644,578
	Life & Health Insurance	185,665	1,759,811	—	1,945,476
	Regional Banks	—	1,526,432	—	1,526,432
	Technology Distributors	—	1,690,768	—	1,690,768
	Wireless Telecommunication Services	14,272,861	—	—	14,272,861
	Other	1,367,656	—	—	1,367,656
Preferred Stocks		1,378,274	—	—	1,378,274
Short-Term Investments		—	346,809	—	346,809

		$22,610,678	$21,943,780	$—	$44,554,458

Global Opportunities Fund
Assets
Common Stocks
	Application Software	$20,478,019	$3,154,439	$—	$23,632,458
	Consumer Finance	1,086,234	3,082,672	—	4,168,906
	Data Processing & Outsourced Services	2,172,623	1,150,528	—	3,323,151
	Diversified Chemicals	—	1,291,068	—	1,291,068
	Diversified Real Estate Activities	—	1,001,784	—	1,001,784
	Drug Retail	—	3,124,536	—	3,124,536
	Electrical Components & Equipment	—	2,659,089	—	2,659,089
	Health Care Equipment	917,817	2,162,592	—	3,080,409
	Health Care Services	—	1,189,149	—	1,189,149
	Health Care Supplies	—	1,261,483	—	1,261,483
	Human Resource & Employment Services	—	1,653,452	—	1,653,452
	Industrial Conglomerates	—	1,017,663	—	1,017,663
	Industrial Machinery	7,071,937	1,511,524	—	8,583,461
	Internet & Direct Marketing Retail	4,647,712	1,170,118	—	5,817,830
	Life & Health Insurance	—	763,901	—	763,901
	Other Diversified Financial Services	—	900,789	—	900,789
	Packaged Foods & Meats	2,167,129	3,051,901	—	5,219,030
	Property & Casualty Insurance	—	2,323,890	—	2,323,890
	Regional Banks	1,130,137	2,638,042	—	3,768,179
	Research & Consulting Services	—	1,614,468	—	1,614,468
	Restaurants	—	1,120,717	—	1,120,717
	Semiconductors	3,505,704	8,392,152	—	11,897,856
	Soft Drinks	—	1,631,846	—	1,631,846
	Technology Distributors	—	895,311	—	895,311
	Thrifts & Mortgage Finance	—	1,009,585	—	1,009,585
	Trading Companies & Distributors	—	3,333,747	—	3,333,747
	Other	30,177,356	—	—	30,177,356
Short-Term Investments		—	404,923	—	404,923

		$73,354,668	$53,511,369	$—	$126,866,037

Global Select Fund
Assets
Common Stocks
	Application Software	$—	$709,320	$—	$709,320
	Building Products	—	380,163	—	380,163

WASATCH FUNDS – Notes to Financial Statements	JUNE 30, 2020 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/20
	Consumer Finance	$—	$389,555	$—	$389,555
	Data Processing & Outsourced Services	—	376,440	—	376,440
	Drug Retail	—	331,471	—	331,471
	Health Care Equipment	338,622	417,105	—	755,727
	Health Care Supplies	—	714,756	—	714,756
	Industrial Machinery	—	298,790	—	298,790
	Packaged Foods & Meats	—	334,021	—	334,021
	Specialty Chemicals	—	295,099	—	295,099
	Other	6,230,069	—	—	6,230,069
Short-Term Investments		—	163,972	—	163,972

		$6,568,691	$4,410,692	$—	$10,979,383

Global Value Fund
Assets
Common Stocks
	Construction Materials	$—	$1,338,293	$—	$1,338,293
	Diversified Banks	8,246,500	4,081,161	—	12,327,661
	Diversified Metals & Mining	—	1,244,894	—	1,244,894
	Electronic Manufacturing Services	—	2,642,539	—	2,642,539
	Food Retail	—	6,198,455	—	6,198,455
	Industrial Conglomerates	—	1,304,773	—	1,304,773
	Integrated Oil & Gas	3,793,643	3,447,937	—	7,241,580
	Multi-Line Insurance	—	3,156,437	—	3,156,437
	Pharmaceuticals	4,781,420	3,223,478	—	8,004,898
	Reinsurance	—	3,254,935	—	3,254,935
	Steel	2,318,960	1,359,235	—	3,678,195
	Technology Hardware, Storage & Peripherals	—	3,984,087	—	3,984,087
	Tobacco	—	3,395,932	—	3,395,932
	Wireless Telecommunication Services	—	5,334,123	—	5,334,123
	Other	41,111,530	—	—	41,111,530
Short-Term Investments		—	1,319,344	—	1,319,344

		$60,252,053	$45,285,623	$—	$105,537,676

International Growth Fund
Assets
Common Stocks
	Application Software	$42,041,330	$53,898,143	$—	$95,939,473
	Asset Management & Custody Banks	—	18,187,368	—	18,187,368
	Brewers	—	13,536,319	—	13,536,319
	Commodity Chemicals	—	6,808,672	—	6,808,672
	Construction Machinery & Heavy Trucks	—	3,351,814	—	3,351,814
	Data Processing & Outsourced Services	—	12,551,216	—	12,551,216
	Department Stores	—	5,109,807	—	5,109,807
	Diversified Real Estate Activities	—	16,316,132	—	16,316,132
	Diversified Support Services	—	20,819,513	—	20,819,513
	Drug Retail	5,260,354	61,340,391	—	66,600,745
	Electrical Components & Equipment	—	16,215,423	—	16,215,423
	Electronic Equipment & Instruments	—	19,313,478	—	19,313,478
	Financial Exchanges & Data	—	2,144,160	—	2,144,160
	General Merchandise Stores	—	14,233,764	—	14,233,764
	Health Care Equipment	—	53,162,139	—	53,162,139
	Health Care Services	—	4,333,492	—	4,333,492
	Health Care Supplies	—	27,246,257	—	27,246,257
	Health Care Technology	—	4,218,465	—	4,218,465
	Home Improvement Retail	—	2,466,099	—	2,466,099
	Household Appliances	—	11,795,645	—	11,795,645
	Human Resource & Employment Services	5,294,154	26,848,208	—	32,142,362
	Industrial Conglomerates	—	2,188,537	—	2,188,537
	Industrial Machinery	—	20,048,570	—	20,048,570
	Insurance Brokers	—	5,708,872	—	5,708,872
	Interactive Media & Services	—	32,141,250	—	32,141,250
	Internet & Direct Marketing Retail	—	26,979,646	—	26,979,646
	Investment Banking & Brokerage	—	14,394,925	—	14,394,925
	IT Consulting & Other Services	8,249,882	29,196,107	—	37,445,989
	Life Sciences Tools & Services	—	13,625,626	—	13,625,626
	Movies & Entertainment	—	13,095,352	—	13,095,352
	Other Diversified Financial Services	—	12,447,791	—	12,447,791
	Packaged Foods & Meats	—	28,641,874	—	28,641,874
	Pharmaceuticals	—	4,493,092	—	4,493,092
	Property & Casualty Insurance	—	11,674,434	—	11,674,434

WASATCH FUNDS – Notes to Financial Statements	JUNE 30, 2020 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/20
	Publishing	$—	$4,684,251	$—	$4,684,251
	Regional Banks	12,526,556	15,290,099	—	27,816,655
	Research & Consulting Services	—	16,466,998	—	16,466,998
	Restaurants	—	15,282,415	—	15,282,415
	Semiconductor Equipment	—	769,178	—	769,178
	Semiconductors	—	47,860,287	—	47,860,287
	Soft Drinks	—	18,691,274	—	18,691,274
	Specialty Chemicals	—	13,463,988	—	13,463,988
	Systems Software	—	4,689,147	—	4,689,147
	Technology Distributors	—	12,461,427	—	12,461,427
	Textiles	—	2,815,292	—	2,815,292
	Trading Companies & Distributors	—	52,908,408	—	52,908,408
	Other	29,891,131	—	—	29,891,131
Short-Term Investments		—	17,078,925	—	17,078,925

		$103,263,407	$830,994,270	$—	$934,257,677

International Opportunities Fund
Assets
Common Stocks
	Advertising	$10,546,007	$7,335,051	$—	$17,881,058
	Aerospace & Defense	—	12,166,640	—	12,166,640
	Alternative Carriers	—	8,951,129	—	8,951,129
	Application Software	24,399,480	72,716,978	—	97,116,458
	Brewers	—	7,072,644	—	7,072,644
	Commodity Chemicals	—	14,626,066	—	14,626,066
	Consumer Finance	—	7,259,336	—	7,259,336
	Department Stores	—	7,843,493	—	7,843,493
	Diversified Banks	—	5,176,251	—	5,176,251
	Diversified Support Services	—	27,478,745	—	27,478,745
	Drug Retail	—	8,531,777	—	8,531,777
	Electrical Components & Equipment	—	15,223,833	—	15,223,833
	Electronic Components	—	4,328,070	—	4,328,070
	Electronic Equipment & Instruments	—	3,483,438	—	3,483,438
	Food Retail	9,887,961	9,259,919	—	19,147,880
	Health Care Equipment	—	25,081,221	—	25,081,221
	Health Care Services	—	16,537,012	—	16,537,012
	Health Care Supplies	—	17,740,390	—	17,740,390
	Health Care Technology	4,165,460	17,455,902	—	21,621,362
	Home Improvement Retail	—	4,578,866	—	4,578,866
	Human Resource & Employment Services	5,622,352	8,234,234	—	13,856,586
	Insurance Brokers	—	10,353,458	—	10,353,458
	Interactive Media & Services	—	4,249,215	—	4,249,215
	Internet & Direct Marketing Retail	—	10,253,987	—	10,253,987
	Internet Services & Infrastructure	—	14,190,911	—	14,190,911
	Investment Banking & Brokerage	—	3,773,005	—	3,773,005
	IT Consulting & Other Services	—	19,316,242	—	19,316,242
	Life Sciences Tools & Services	—	6,246,562	—	6,246,562
	Other Diversified Financial Services	—	11,793,440	—	11,793,440
	Packaged Foods & Meats	—	12,285,146	—	12,285,146
	Publishing	—	8,995,519	—	8,995,519
	Regional Banks	—	7,392,077	—	7,392,077
	Research & Consulting Services	—	20,562,442	—	20,562,442
	Restaurants	—	—	7,807	7,807
	Semiconductor Equipment	—	4,788,276	—	4,788,276
	Semiconductors	—	22,063,669	—	22,063,669
	Specialized Finance	—	9,752,471	—	9,752,471
	Technology Hardware, Storage & Peripherals	—	2,503,227	—	2,503,227
	Thrifts & Mortgage Finance	5,707,204	7,438,898	—	13,146,102
	Other	25,848,660	—	—	25,848,660
Short-Term Investments		—	26,728,309	—	26,728,309

		$86,177,124	$503,767,849	$7,807	$589,952,780

International Select Fund
Assets
Common Stocks
	Apparel, Accessories & Luxury Goods	$—	$113,347	$—	$113,347
	Application Software	—	524,776	—	524,776
	Asset Management & Custody Banks	—	107,462	—	107,462
	Building Products	—	138,913	—	138,913
	Data Processing & Outsourced Services	114,984	214,842	—	329,826

WASATCH FUNDS – Notes to Financial Statements	JUNE 30, 2020 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/20
	Drug Retail	$—	$151,924	$—	$151,924
	Electronic Equipment & Instruments	—	143,049	—	143,049
	Health Care Equipment	—	332,086	—	332,086
	Health Care Supplies	—	245,988	—	245,988
	Health Care Technology	—	127,443	—	127,443
	Industrial Machinery	—	198,501	—	198,501
	Interactive Media & Services	—	185,948	—	185,948
	Internet & Direct Marketing Retail	—	130,672	—	130,672
	IT Consulting & Other Services	—	88,119	—	88,119
	Leisure Products	—	76,915	—	76,915
	Life Sciences Tools & Services	114,890	138,685	—	253,575
	Packaged Foods & Meats	—	122,999	—	122,999
	Research & Consulting Services	—	101,767	—	101,767
	Soft Drinks	—	84,110	—	84,110
	Specialty Chemicals	—	134,811	—	134,811
	Other	60,062	—	—	60,062
Short-Term Investments		—	153,384	—	153,384

		$289,936	$3,515,741	$—	$3,805,677

Micro Cap Fund
Assets
Common Stocks		$677,238,705	$—	$—	$677,238,705
Warrants
	Biotechnology	—	—	819,944	819,944
	Other	419,322	—	—	419,322
Short-Term Investments		—	8,549,551	—	8,549,551

		$677,658,027	$8,549,551	$819,944	$687,027,522

Micro Cap Value Fund
Assets
Common Stocks
	Alternative Carriers	$4,064,000	$3,088,188	$—	$7,152,188
	Application Software	14,349,038	7,622,276	—	21,971,314
	Asset Management & Custody Banks	2,290,580	2,256,995	—	4,547,575
	Diversified Support Services	—	2,780,838	—	2,780,838
	Education Services	2,233,680	662,809	—	2,896,489
	Health Care Distributors	4,738,240	2,353,896	—	7,092,136
	Health Care Technology	5,382,370	3,165,055	—	8,547,425
	Industrial Machinery	8,215,960	3,101,190	—	11,317,150
	Internet & Direct Marketing Retail	1,101,628	2,425,238	—	3,526,866
	Investment Banking & Brokerage	—	3,689,948	—	3,689,948
	IT Consulting & Other Services	7,183,240	2,280,215	—	9,463,455
	Leisure Facilities	—	2,350,020	—	2,350,020
	Research & Consulting Services	2,342,751	3,899,199	—	6,241,950
	Technology Hardware, Storage & Peripherals	—	1,836,717	—	1,836,717
	Other	134,781,493	—	—	134,781,493
Convertible Preferred Stocks		—	—	1,939,291	1,939,291
Limited Liability Company Membership Interest		—	—	17,685	17,685
Warrants		—	—	—	—
Short-Term Investments		—	5,382,661	—	5,382,661

		$186,682,980	$46,895,245	$1,956,976	$235,535,201

Small Cap Growth Fund
Assets
Common Stocks		$2,141,803,409	$—	$—	$2,141,803,409
Preferred Stocks		—	—	12,400,050	12,400,050
Limited Partnership Interest[1]		—	—	218,237	218,237
Short-Term Investments		—	62,377,987	—	62,377,987

		$2,141,803,409	$62,377,987	$12,618,287	$2,216,799,683

Small Cap Value Fund
Assets
Common Stocks
	Diversified Banks	$—	$5,218,724	$—	$5,218,724
	Other	800,035,958	—	—	800,035,958
Short-Term Investments		—	6,883,338	—	6,883,338

		$800,035,958	$12,102,062	$—	$812,138,020

Ultra Growth Fund
Assets
Common Stocks
	Diversified Banks	$—	$4,007,128	$—	$4,007,128

WASATCH FUNDS – Notes to Financial Statements	JUNE 30, 2020 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/20
	Internet & Direct Marketing Retail	$19,439,884	$12,820,359	$—	$$32,260,243
	Other	1,416,516,086	—	—	1,416,516,086
Limited Partnership Interest[1]		—	—	203,278	203,278
Preferred Stocks		—	—	118,431	118,431
Warrants		—	—	1,019,136	1,019,136
Short-Term Investments		—	119,759,243	—	119,759,243

		$1,435,955,970	$136,586,730	$1,340,845	$1,573,883,545

U.S. Treasury Fund
Assets
U.S. Government Obligations		$—	$480,087,838	$—	$480,087,838
Short-Term Investments		—	7,869,109	—	7,869,109

		$—	$487,956,947	$—	$487,956,947

[1]

The fair values of these limited partnership interests have been estimated using the net asset value of the Fund’s Limited Partner’s Capital Account. These limited partnership interests can never be redeemed. Distributions from each limited partnership will be received as the underlying investments are liquidated. It is estimated that the underlying assets of the limited partnerships will be liquidated over the next one to five years

If the securities of an Asset Class are all the same level, the asset class is shown in total. If the securities of an Asset Class cross levels, the level with the smallest number of categories and with multiple levels within a category is displayed by category. The remaining categories that do not cross levels are combined into the “Other” category.

The valuation techniques used by the Funds to measure fair value for the six months ended June 30, 2020 maximized the use of observable inputs and minimized the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period

There was a transfer of $3,007,812 in the Micro Cap Fund from Level 3 to Level 1 due to a change in pricing strategy on a private company that came public. This transfer amount represents the beginning of the period value for IM Cannabis Corp., which transferred to Level 1 during the period in order to properly represent the activity on the Level 3 Rollforward presented below.

There were transfers of $14,841,217 in the Micro Cap Fund and $16,980,008 in the Small Cap Growth Fund

and $3,820,500 in the Ultra Growth Fund from Level 3 to Level 1 due to a change in pricing strategy on a private company that came public. This transfer amount represents the beginning of the period value for Medallia, Inc. which transferred to Level 1 during the period in order to properly represent the activity on the Level 3 Rollforward presented below.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Funds during the period ended June 30, 2020:

Fund	Market Value Beginning Balance 9/30/2019	Purchases at Cost	Sales (Proceeds)	Accrued Discounts (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers in at Market Value	Transfers out at Market Value	Market Value Ending Balance 6/30/2020	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at 6/30/2020
Emerging Markets Small Cap Fund
Common Stocks	$16,608	$—	$—	$—	$—	$187	$—	$—	$16,795	$187

	$16,608	$—	$—	$—	$—	$187	$—	$—	$16,795	$187

International Opportunities Fund
Common Stocks	$7,747	$—	$—	$—	$—	$60	$—	$—	$7,807	$60

	$7,747	$—	$—	$—	$—	$60	$—	$—	$7,807	$60

Micro Cap Fund
Common Stocks	$17,849,029	$—	$—	$—	$—	$—	$—	$(17,849,029)	$—	$—
Warrants	—	64,058	—	—	—	755,886	—	—	819,944	755,886

	$17,849,029	$64,058	$—	$—	$—	$755,886	$—	$(17,849,029)	$819,944	$755,886

WASATCH FUNDS – Notes to Financial Statements	JUNE 30, 2020 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Market Value Beginning Balance 9/30/2019	Purchases at Cost	Sales (Proceeds)	Accrued Discounts (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers in at Market Value	Transfers out at Market Value	Market Value Ending Balance 6/30/2020	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at 6/30/2020
Micro Cap Value Fund
Common Stocks	$20,211	$—	$—	$—	$—	$(2,526)	$—	$—	$17,685	$(2,526)
Preferred Stocks	1,956,197	89,938	—	—	—	(106,843)	—	—	1,939,292	(106,843)
Warrants	28,900	—	(79,198)	—	(195,484)	245,782	—	—	—	(2,500)
Rights	391,628	—	—	—	—	(391,628)	—	—	—	—

	$2,396,936	$89,938	$(79,198)	$—	$(195,484)	$(255,215)	$—	$—	$1,956,977	$(111,869)

Small Cap Growth Fund
Common Stocks	$16,980,008	$—	$—	$—	$—	$—	$—	$(16,980,008)	$—	$—
Preferred Stocks	11,141,900	—	—	—	—	1,258,150	—	—	12,400,050	1,258,150
Limited Partnership Interest	2,552,478	—	(1,210,000)	—	—	(1,124,241)	—	—	218,237	(1,124,241)
Seller’s Note	1,728,000	—	(1,728,000)	363,859	—	(363,859)	—	—	—	—

	$32,402,386	$—	$(2,938,000)	$363,859	$—	$(229,950)	$—	$(16,980,008)	12,618,287	$133,909

Ultra Growth Fund
Common Stocks	$3,820,500	$—	$—	$—	$—	$—	$—	$(3,820,500)	$—	$—
Preferred Stocks	377,919	—	—	—	—	(259,488)	—	—	118,431	(259,487)
Limited Partnership Interest	2,391,055	—	(1,140,000)	—	—	(1,047,777)	—	—	203,278	(1,047,777)
Warrants	—	79,620	—	—	—	939,516	—	—	1,019,136	939,516
Seller’s Note	132,000	—	(132,000)	28,207	—	(28,207)	—	—	—	—

	$6,721,474	$79,620	$(1,272,000)	$28,207	$—	$(395,956)	$—	$(3,820,500)	$1,340,845	$(367,748)

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS

Fund	Description	Fair Value at 6/30/20	Valuation Technique	Unobservable Input	Range (Average)
Micro Cap Fund	Warrants: Biotechnology	$819,944	Black Scholes	Black Scholes	100%

Micro Cap Value Fund	Convertible Preferred: Oil & Gas Refining & Marketing	$1,939,291	Market comparable companies	Par multiple Discount for lack of marketability	0.97 - 1.03 (0.99) 5%

Small Cap Growth Fund	Direct Venture Capital Investments: Biotechnology	$473,723	Market comparable companies	EV/R* multiple Discount for lack of marketability	0.5 - 17.7 (6.9) 20%

Small Cap Growth Fund	Direct Venture Capital Investments: Systems Software	$11,926,327	Market comparable companies	EV/R* multiple Discount for lack of marketability	1.4 - 24.4 (11.6) 20%

Small Cap Growth Fund	Limited Partnership Interest: Asset Management & Custody Banks	$218,237	Discount to NAV	Discount to NAV	25%

Ultra Growth Fund	Direct Venture Capital Investments: Biotechnology	$118,431	Market comparable companies	EV/R* multiple Discount for lack of marketability	0.5 - 17.7 (6.9) 20%

Ultra Growth Fund	Warrants: Biotechnology	$1,019,136	Black Scholes	Black Scholes	100%

Ultra Growth Fund	Limited Partnership Interest: Asset Management & Custody Banks	$203,278	Discount to NAV	Discount to NAV	25%

*	Enterprise-Value-To-Revenue Multiple – (“EV/R”) is a measure of the value of a stock that compares a company’s enterprise value to its revenue

Changes in EV/R multiples may change the fair value of an investment. Generally, a decrease in this multiple will result in a decrease in the fair value of an investment.

The Funds’ other Level 3 investments have been valued using observable inputs, unadjusted third-party transactions and quotations or unadjusted historical third party information. No unobservable inputs internally developed by the Funds have been applied to these investments, thus they have been excluded from the above table.

WASATCH FUNDS – Notes to Financial Statements	JUNE 30, 2020 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Other information regarding the Funds is available in the Funds’ most recent Prospectus and Report to Shareholders. This information is available on the Funds’ website at wasatchglobal.com and on the Securities and Exchange Commission’s website at www.sec.gov.